UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 96.5%
Australia — 7.9%
7,058	AGL Energy Ltd. (Multi-Utilities)	$87,732
13,614	ASX Ltd. (Diversified Financial Services)	427,332
13,745	Australia and New Zealand Banking Group Ltd. (Commercial Banks)	212,316
86,309	Beach Petroleum Ltd. (Oil, Gas & Consumable Fuels)	61,417
31,643	Bendigo and Adelaide Bank Ltd. (Commercial Banks)	216,442
52,676	BHP Billiton Ltd.(a) (Metals & Mining)	1,662,139
4,186	Billabong International Ltd. (Textiles, Apparel & Luxury Goods)	32,205
34,877	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	380,143
8,843	Centennial Coal Co. Ltd. (Oil, Gas & Consumable Fuels)	22,151
35,802	Challenger Financial Services Group Ltd. (Diversified Financial Services)	79,850
3,633	Commonwealth Bank of Australia (Commercial Banks)	128,721
6,887	Computershare Ltd. (IT Services)	56,498
6,942	Felix Resources Ltd. (Oil, Gas & Consumable Fuels)	103,844
24,204	Fleetwood Corp. Ltd. (Automobiles)	130,842
5,039	Lion Nathan Ltd. (Beverages)	49,250
5,007	Macquarie Group Ltd. (Capital Markets)	184,005
38,836	Macquarie Infrastructure Group (Transportation Infrastructure)	46,950
83,349	Metcash Ltd. (Food & Staples Retailing)	297,007
184,805	Mount Gibson Iron Ltd.* (Metals & Mining)	184,709
25,289	QBE Insurance Group Ltd.(a) (Insurance)	411,659
66,748	Resolute Mining Ltd.* (Metals & Mining)	34,734
108,926	Sigma Pharmaceuticals Ltd. (Health Care Providers & Services)	117,603
3,223	SMS Management & Technology Ltd. (IT Services)	11,787
77,672	Straits Resources Ltd.* (Metals & Mining)	151,113
20,921	Suncorp-Metway Ltd. (Insurance)	124,052
135,318	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	276,568
33,766	Westfield Group (REIT)	318,297

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
2,734	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	$104,786
10,517	Woolworths Ltd. (Food & Staples Retailing)	238,822
4,036	WorleyParsons Ltd. (Energy Equipment & Services)	87,031

		6,240,005

Austria — 0.6%
5,770	OMV AG (Oil, Gas & Consumable Fuels)	228,954
3,108	Raiffeisen International Bank-Holding AG (Commercial Banks)	138,738
4,815	Telekom Austria AG (Diversified Telecommunication Services)	73,503
2,659	Zumtobel AG* (Electrical Equipment)	28,609

		469,804

Belgium — 0.9%
20	Banque Nationale de Belgique* (Diversified Financial Services)	71,906
892	Bekaert NV* (Electrical Equipment)	111,136
2,040	KBC GROEP NV* (Commercial Banks)	43,430
6,928	Mobistar SA(a) (Wireless Telecommunication Services)	441,306

		667,778

Denmark — 0.7%
7,899	D/S Norden A/S (Marine)	281,917
4,465	H. Lundbeck A/S (Pharmaceuticals)	86,684
1,498	Novo Nordisk A/S Class B (Pharmaceuticals)	87,656
1,002	William Demant Holding A/S* (Health Care Equipment & Supplies)	59,397

		515,654

Finland — 1.9%
35,591	Fortum Oyj (Electric Utilities)	824,918
1,344	Lemminkainen Oyj (Construction & Engineering)	44,304
3,198	Metso Corp.* (Machinery)	67,471
6,526	Nokia Oyj(b) (Communications Equipment)	87,752
19,859	Outotec Oyj (Construction & Engineering)	471,090
1,040	Wartsila Corp. (Machinery)	37,245

		1,532,780

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — 12.3%
8,621	BNP Paribas (Commercial Banks)	$625,982
3,806	Christian Dior SA(b) (Textiles, Apparel & Luxury Goods)	330,104
355	CNP Assurances (Insurance)	32,378
15,015	France Telecom SA(a) (Diversified Telecommunication Services)	374,518
10,598	Nexity (Household Durables)	365,149
33,688	Sanofi-Aventis(a) (Pharmaceuticals)	2,204,113
11,378	Schneider Electric SA(a) (Electrical Equipment)	1,032,909
23,844	SCOR SE (Insurance)	572,742
5,294	Technip SA (Energy Equipment & Services)	320,498
34,372	Total SA (Oil, Gas & Consumable Fuels)	1,906,294
45,903	Valeo SA* (Auto Components)	1,216,349
28,066	Vivendi SA(a) (Media)	719,433

		9,700,469

Germany — 8.4%
1,978	Allianz SE (Insurance)	195,296
43,020	BASF SE(a) (Chemicals)	2,151,701
6,450	Bauer AG (Construction & Engineering)	232,143
14,727	Bechtle AG (IT Services)	288,290
4,696	Demag Cranes AG (Machinery)	116,263
81,707	Deutsche Telekom AG (Diversified Telecommunication Services)	1,048,285
2,156	Fresenius SE (Health Care Equipment & Supplies)	105,948
1,803	Manz Automation AG* (Semiconductors & Semiconductor Equipment)	128,026
4,121	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	623,689
6,004	Roth & Rau AG* (Electrical Equipment)	201,521
14,879	RWE AG (Multi-Utilities)	1,255,252
1,311	Salzgitter AG (Metals & Mining)	132,453
4,620	Suedzucker AG(c) (Food Products)	97,287
1,592	ThyssenKrupp AG(a) (Metals & Mining)	48,917

		6,625,071

Greece — 0.9%
6,936	Coca-Cola Hellenic Bottling Co. SA (Beverages)	157,929

Shares	Description	Value
Common Stocks — (continued)
Greece — (continued)
11,010	Eurobank Properties Real Estate Investment Co. (REIT)	$119,918
24,027	GEK Terna SA (Construction & Engineering)	199,458
32,443	Marfin Investment Group SA* (Capital Markets)	135,745
1,000	OPAP SA* (Hotels, Restaurants & Leisure)	23,964
1,661	Public Power Corp. SA* (Electric Utilities)	36,164

		673,178

Hong Kong — 2.0%
41,000	Boc Hong Kong Holdings Ltd. (Commercial Banks)	86,842
10,000	Cathay Pacific Airways Ltd.* (Airlines)	15,464
18,000	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	231,764
6,500	Chinese Estates Holdings Ltd. (Real Estate Management & Development)	11,334
19,000	CLP Holdings Ltd. (Electric Utilities)	128,765
16,800	Esprit Holdings Ltd. (Specialty Retail)	120,332
37,000	Foxconn International Holdings Ltd.* (Electronic Equipment, Instruments & Components)	25,805
18,000	Hang Lung Group Ltd. (Real Estate Management & Development)	93,724
21,000	Hong Kong Electric Holdings Ltd. (Electric Utilities)	115,390
7,300	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	136,791
2,500	Hopewell Holdings Ltd. (Real Estate Management & Development)	8,112
29,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	215,835
3,500	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	11,127
15,000	Lifestyle International Holdings Ltd. (Multiline Retail)	22,754
5,000	Orient Overseas International Ltd. (Marine)	27,831
12,000	Swire Pacific Ltd. (Real Estate Management & Development)	134,238

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
1,000	Television Broadcasts Ltd. (Media)	$4,362
19,287	The Link (REIT)	43,758
47,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	131,719
6,500	Yue Yuen Industrial (Holdings) Ltd. (Textiles, Apparel & Luxury Goods)	17,660

		1,583,607

Ireland — 0.7%
6,429	CRH PLC (Construction Materials)	156,038
11,791	Grafton Group PLC* (Trading Companies & Distributors)	56,787
12,494	Kerry Group PLC (Food Products)	291,350
20,754	United Drug PLC (Health Care Providers & Services)	55,891

		560,066

Italy — 3.1%
9,126	Astaldi SpA (Construction & Engineering)	71,577
4,383	Banco Popolare Societa Cooperativa* (Commercial Banks)	35,403
158,575	Enel SpA (Electric Utilities)	861,747
4,041	Exor SpA (Diversified Financial Services)	67,919
24,295	Maire Tecnimont SpA (Construction & Engineering)	97,425
519,379	Parmalat SpA (Food Products)	1,298,587

		2,432,658

Japan — 28.9%
26,600	Aloka Co. Ltd. (Health Care Equipment & Supplies)	269,791
3,000	Alpine Electronics, Inc. (Household Durables)	30,108
24,700	Alps Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	137,329
75,000	AMADA Co. Ltd. (Machinery)	474,651
18,000	Aoyama Trading Co. Ltd. (Specialty Retail)	303,403
27,700	Astellas Pharma, Inc. (Pharmaceuticals)	1,052,202
14,300	Brother Industries Ltd. (Office Electronics)	128,320
8,900	CAC Corp. (IT Services)	66,830
22,900	Canon, Inc.(a)(b) (Office Electronics)	848,804
150	Central Japan Railway Co. (Road & Rail)	902,214

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
37,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	$540,138
4,800	Daikoku Denki Co. Ltd. (Leisure Equipment & Products)	64,579
10,400	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	509,997
38,000	Daiwa Securities Group, Inc. (Capital Markets)	223,059
28,000	Fuji Heavy Industries Ltd. (Automobiles)	112,286
87	Fuji Media Holdings, Inc. (Media)	138,968
16,400	Fuyo General Lease Co. Ltd. (Diversified Financial Services)	361,664
37,000	Godo Steel Ltd.* (Metals & Mining)	101,966
24,000	GS Yuasa Corp. (Electrical Equipment)	218,406
45,700	Honda Motor Co. Ltd.(a) (Automobiles)	1,461,457
4,700	Itochu-Shokuhin Co. Ltd. (Food & Staples Retailing)	168,951
14,200	Komori Corp. (Machinery)	154,133
33,000	Kubota Corp. (Machinery)	295,134
3,000	Kuroda Electric Co. Ltd. (Trading Companies & Distributors)	41,053
48,600	Leopalace21 Corp. (Real Estate Management & Development)	414,181
10,200	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	147,889
4,000	Mitsubishi Electric Corp. (Electrical Equipment)	29,147
28,900	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	176,497
4,600	Mitsui & Co. Ltd. (Trading Companies & Distributors)	57,316
77,000	Mitsui O.S.K. Lines Ltd. (Marine)	467,112
425,400	Mizuho Financial Group, Inc. (Commercial Banks)	977,984
97,000	NEC Corp.* (Computers & Peripherals)	338,639
6,900	NEC Electronics Corp.* (Semiconductors & Semiconductor Equipment)	70,608
3,300	Nintendo Co. Ltd. (Software)	886,624
83,000	Nippon Express Co. Ltd. (Road & Rail)	379,990

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
109,500	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	$519,437
92,000	Nippon Soda Co. Ltd.(a) (Chemicals)	451,692
25,500	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	1,052,634
86,000	Nippon Yusen Kabushiki Kaisha (Marine)	366,125
119,100	Nissan Motor Co. Ltd.(a) (Automobiles)	864,184
47,500	Nisshin Seifun Group, Inc. (Food Products)	576,552
142,000	Nisshin Steel Co. Ltd. (Metals & Mining)	270,421
5,600	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	98,168
119	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	171,857
700	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	31,003
226,000	Osaka Gas Co. Ltd.(a) (Gas Utilities)	752,200
40,000	Ricoh Co. Ltd. (Office Electronics)	520,774
40	RISA Partners, Inc. (Capital Markets)	35,219
1,000	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	74,070
2,000	Roland Corp. (Leisure Equipment & Products)	23,548
13,500	Round One Corp. (Hotels, Restaurants & Leisure)	124,924
4,700	Sanshin Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	41,580
27,000	Sekisui Chemical Co. Ltd. (Household Durables)	158,975
12,000	Sekisui House Ltd. (Household Durables)	112,655
5,100	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	119,480
24	Seven Bank Ltd. (Commercial Banks)	62,521
87,000	Sompo Japan Insurance, Inc. (Insurance)	574,571
8,600	Sony Corp. (Household Durables)	239,708
14,500	Sumitomo Corp. (Trading Companies & Distributors)	142,659
38,200	Sumitomo Electric Industries Ltd. (Electrical Equipment)	473,885

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
5,800	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	$246,890
24,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	966,833
24,000	Takihyo Co. Ltd. (Distributors)	122,484
81,000	The Bank of Yokohama Ltd. (Commercial Banks)	437,318
6,000	The Furukawa Battery Co. Ltd. (Auto Components)	54,677
15,000	The Sumitomo Trust & Banking Co. Ltd. (Commercial Banks)	81,765
5,000	Tokuyama Corp. (Chemicals)	37,599
14,100	Tokyo Steel Manufacturing Co. Ltd.(a) (Metals & Mining)	155,621
10,000	Tokyo Tekko Co. Ltd. (Metals & Mining)	32,402
4,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	40,716
10,000	Toyo Kohan Co. Ltd. (Metals & Mining)	38,638
23,900	U-Shin Ltd. (Auto Components)	125,401
2,800	Yamaha Motor Co. Ltd. (Automobiles)	34,642

		22,785,258

Luxembourg — 0.1%
3,800	Acergy SA (Energy Equipment & Services)	40,606
1,476	RTL Group (Media)	69,957

		110,563

Netherlands — 6.0%
1,297	ASML Holding NV (Semiconductors & Semiconductor Equipment)	33,869
38,608	European Aeronautic Defence & Space Co.(a) (Aerospace & Defense)	736,618
45,731	Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates)	1,041,059
45,144	Koninklijke DSM NV (Chemicals)	1,614,260
37,885	Royal Dutch Shell PLC(a) (Oil, Gas & Consumable Fuels)	992,276
54,547	SNS Reaal (Diversified Financial Services)	313,530

		4,731,612

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
New Zealand — 0.1%
50,240	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	$92,961

Norway — 0.7%
31,000	Atea ASA* (IT Services)	154,585
4,800	ODIM ASA (Machinery)	30,419
17,000	Tomra Systems ASA (Commercial Services & Supplies)	64,671
9,350	Yara International ASA (Chemicals)	290,483

		540,158

Portugal — 0.1%
16,769	Redes Energeticas Nacionais SA (Multi-Utilities)	68,520

Singapore — 1.4%
21,000	Ascendas Real Estate Investment Trust (REIT)	24,757
1,000	City Developments Ltd. (Real Estate Management & Development)	7,032
12,000	DBS Group Holdings Ltd. (Commercial Banks)	115,752
291,720	Golden Agri-Resources Ltd. (Food Products)	86,069
3,673	Jardine Cycle & Carriage Ltd. (Distributors)	60,153
16,000	Keppel Corp. Ltd. (Industrial Conglomerates)	93,180
46,290	Noble Group Ltd. (Trading Companies & Distributors)	67,186
27,782	Oversea-Chinese Banking Corp. Ltd. (Commercial Banks)	150,846
5,000	SembCorp Industries Ltd. (Industrial Conglomerates)	11,129
5,340	Singapore Airlines Ltd. (Airlines)	50,032
2,000	Singapore Exchange Ltd. (Diversified Financial Services)	12,095
12,000	Singapore Press Holdings Ltd. (Media)	29,911
65,000	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	157,969
7,000	United Overseas Bank Ltd. (Commercial Banks)	85,925
56,000	UOL Group Ltd. (Real Estate Management & Development)	135,928

		1,087,964

Shares	Description	Value
Common Stocks — (continued)
Spain — 8.0%
66,899	Banco Bilbao Vizcaya Argentaria SA(a) (Commercial Banks)	$1,095,264
69,825	Banco de Sabadell SA (Commercial Banks)	465,326
156,322	Banco Popular Espanol SA (Commercial Banks)	1,407,284
128,184	Banco Santander SA(a) (Commercial Banks)	1,856,238
21,344	Criteria Caixacorp SA (Diversified Financial Services)	102,848
28,092	Iberdrola SA (Electric Utilities)	240,854
44,219	Telefonica SA (Diversified Telecommunication Services)	1,100,161

		6,267,975

Sweden — 3.0%
23,999	AF AB Class B (Professional Services)	459,602
7,364	Alfa Laval AB(c) (Machinery)	80,212
6,312	Industrial & Financial Systems AB Class B (Software)	59,714
6,965	Mekonomen AB (Specialty Retail)	111,883
48,972	Nordea Bank AB (Commercial Banks)	473,703
9,554	ORC Software AB (Software)	191,427
6,066	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	59,721
70,277	TeliaSonera AB (Diversified Telecommunication Services)	450,885
46,703	TradeDoubler AB* (Internet Software & Services)	454,680

		2,341,827

Switzerland — 6.5%
15,332	ABB Ltd.* (Electrical Equipment)	280,243
18,368	Actelion Ltd.* (Biotechnology)	1,013,058
2,808	Baloise Holding AG (Insurance)	223,781
32,858	Compagnie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	807,429
2,114	Compagnie Financiere Tradition SA (Capital Markets)	276,019
496	Credit Suisse Group (Capital Markets)	23,439
39,365	Nestle SA (Food Products)	1,617,683

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
3,970	Novartis AG (Pharmaceuticals)	$181,387
3,767	Roche Holding AG (Pharmaceuticals)	593,856
393	Sulzer AG (Machinery)	25,935
530	Verwaltungs-und Privat-Bank AG (Capital Markets)	68,324

		5,111,154

United Kingdom — 2.3%
131,185	BP PLC(a) (Oil, Gas & Consumable Fuels)	1,087,875
7,250	BP PLC ADR(b) (Oil, Gas & Consumable Fuels)	362,790
10,284	GlaxoSmithKline PLC ADR (Pharmaceuticals)	393,775

		1,844,440

TOTAL COMMON STOCKS		$75,983,502

Preferred Stocks — 0.5%
Germany — 0.5%
2,879	Draegerwerk AG (Health Care Equipment & Supplies)	$82,544
2,570	Fresenius SE (Health Care Equipment & Supplies)	145,522
2,319	Porsche Automobil Holding SE (Automobiles)	150,998

TOTAL PREFERRED STOCKS		$379,064

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$76,362,566

Shares	Rate	Value
Securities Lending Reinvestment Vehicle (d) (e) — 0.2%
Boston Global Investment Trust — Enhanced Portfolio II
137,623	0.405%	$137,210

TOTAL INVESTMENTS — 97.2%		$76,499,776

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		2,232,343

NET ASSETS — 100.0%		$78,732,119

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is pledged as collateral for short positions within the total return swap.

(b) All or a portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c) All or a portion of security is on loan.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Dow Jones EURO STOXX 50 Index	32	September 2009	$1,202,269	$93,849
FTSE 100 Index	7	September 2009	535,079	31,433
SPI 200 Index	2	September 2009	175,926	9,609
TOPIX Index	6	September 2009	605,865	24,197

TOTAL				$159,088

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$80,300,292

Gross unrealized gain	6,771,354
Gross unrealized loss	(10,571,870)

Net unrealized security loss	$(3,800,516)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments
July 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions
Australia — 5.7%
Amcor Ltd. (Containers & Packaging)	$150,466	$151,586	$1,120
CSL Ltd. (Biotechnology)	54,290	54,575	285
Goodman Fielder Ltd. (Food Products)	184,884	186,962	2,078
Macquarie Airports (Transportation Infrastructure)	579,819	584,625	4,806
National Australia Bank Ltd. (Commercial Banks)	477,813	482,232	4,419
United Group Ltd. (Construction & Engineering)	81,221	82,019	798

			13,506

Austria — 0.8%
Semperit AG Holding (Auto Components)	43,952	43,911	(41)
Vienna Insurance Group (Insurance)	180,051	180,479	428

			387

Belgium — 3.7%
Compagnie d’Entreprises CFE (Construction & Engineering)	131,103	131,406	303
Delhaize Group (Food & Staples Retailing)	487,047	488,161	1,114
Omega Pharma SA (Health Care Equipment & Supplies)	69,334	69,390	56
UCB SA (Pharmaceuticals)	302,632	302,874	242

			1,715

Denmark — 0.9%
A.P. Moller — Maersk A/S Class B (Marine)	236,097	236,627	530

Finland — 1.7%
Kesko Oyj Class B (Food & Staples Retailing)	465,187	466,198	1,011

France — 3.4%
AXA SA (Insurance)	481,641	481,608	(33)
PSA Peugeot Citroen (Automobiles)	73,213	73,221	8
Rallye SA (Food & Staples Retailing)	361,290	362,010	720

			695

Germany — 0.3%
Kontron AG (Semiconductors & Semiconductor Equipment)	91,496	91,529	33

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
Hong Kong — 1.3%
Hang Seng Bank Ltd. (Commercial Banks)	$126,711	$126,482	$(229)
New World Development Co. Ltd. (Real Estate Management & Development)	133,677	133,011	(666)
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	91,277	90,787	(490)

			(1,385)

Italy — 0.2%
Banca Carige SpA (Commercial Banks)	61,787	61,839	52

Japan — 4.3%
Daiwa Industries Ltd. (Machinery)	95,222	95,992	770
FUJIFILM Holdings Corp. (Electronic Equipment, Instruments & Components)	526,576	524,089	(2,487)
Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	124,046	125,025	979
JFE Holdings, Inc. (Metals & Mining)	87,632	88,015	383
Mitsubishi Heavy Industries Ltd. (Machinery)	35,662	35,873	211
Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	129,953	130,859	906
Sankyo Co. Ltd. (Leisure Equipment & Products)	94,344	95,108	764
Toyota Motor Corp. (Automobiles)	75,086	75,552	466

			1,992

Netherlands — 3.3%
Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	795,858	796,612	754
Unilever NV (Food Products)	102,465	102,339	(126)

			628

Norway — 3.3%
Telenor ASA (Diversified Telecommunication Services)	877,830	879,063	1,233

Singapore — 0.1%
CapitaMall Trust (REIT)	9,863	9,863	—

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
Singapore — (continued)
Wilmar International Ltd. (Food Products)	$4,154	$4,153	$(1)

			(1)

Sweden — 0.7%
Betsson AB (Hotels, Restaurants & Leisure)	189,268	189,876	608

Switzerland — 3.1%
Julius Baer Holding AG (Capital Markets)	756,547	759,745	3,198
Synthes, Inc. (Health Care Equipment & Supplies)	76,510	76,655	145

			3,343

United Kingdom — 67.1%
AstraZeneca PLC (Pharmaceuticals)	1,361,917	1,357,567	(4,350)
Aviva PLC (Insurance)	311,778	311,268	(510)
BAE Systems PLC (Aerospace & Defense)	947,479	949,508	2,029
Barclays PLC (Commercial Banks)	757,034	763,562	6,528
Bodycote PLC (Machinery)	129,346	129,659	313
BP PLC (Oil, Gas & Consumable Fuels)	553,571	553,843	272
Delta PLC (Metals & Mining)	88,532	88,729	197
Devro PLC (Food Products)	47,880	47,858	(22)
Domino’s Pizza UK & IRL PLC (Hotels, Restaurants & Leisure)	66,249	66,399	150
Dunelm Group PLC (Specialty Retail)	119,793	120,101	308
eaga PLC (Household Durables)	157,239	157,664	425
Eurasian Natural Resources Corp. (Metals & Mining)	557,619	558,663	1,044
Ferrexpo PLC (Metals & Mining)	404,079	405,274	1,195
GlaxoSmithKline PLC (Pharmaceuticals)	601,563	601,724	161
Halfords Group PLC (Specialty Retail)	164,125	164,663	538
HMV Group PLC (Specialty Retail)	72,053	72,207	154
HSBC Holdings PLC (Commercial Banks)	691,444	692,857	1,413
ICAP PLC (Capital Markets)	132,174	132,295	121
J Sainsbury PLC (Food & Staples Retailing)	868,872	870,873	2,001
Kazakhmys PLC (Metals & Mining)	170,454	170,904	450

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
Kingfisher PLC (Specialty Retail)	$126,759	$127,208	$449
Laird PLC (Electronic Equipment, Instruments & Components)	92,178	92,391	213
Legal & General Group PLC (Insurance)	117,580	117,734	154
Man Group PLC (Capital Markets)	86,339	86,489	150
Mothercare PLC (Multiline Retail)	753,810	755,395	1,585
National Grid PLC (Multi-Utilities)	489,620	490,556	936
Old Mutual PLC (Insurance)	651,864	654,564	2,700
Pace PLC (Household Durables)	171,732	172,085	353
Petrofac Ltd. (Energy Equipment & Services)	544,637	545,161	524
Rexam PLC (Containers & Packaging)	79,818	79,981	163
Rexam PLC (Containers & Packaging)	602,350	602,363	13
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	7,626	7,643	17
Smiths News PLC (Distributors)	33,821	33,927	106
Southern Cross Healthcare Ltd. (Health Care Providers & Services)	21,230	21,298	68
Standard Chartered PLC (Commercial Banks)	582,342	583,619	1,277
Sthree PLC (Professional Services)	338,921	339,906	985
Tate & Lyle PLC (Food Products)	380,790	380,949	159
The Davis Service Group PLC (Commercial Services & Supplies)	128,657	128,916	259
Thomas Cook Group PLC (Hotels, Restaurants & Leisure)	566,428	567,845	1,417
Thomson Reuters PLC (Media)	187,490	188,012	522
Tullett Prebon PLC (Capital Markets)	317,187	318,348	1,161
Vedanta Resources PLC (Metals & Mining)	903,818	906,121	2,303
Vodafone Group PLC (Wireless Telecommunication Services)	1,782,410	1,791,555	9,145

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
William Morrison Supermarkets PLC (Food & Staples Retailing)	$896,298	$896,027	$(271)

			36,805

TOTAL LONG POSITIONS OF TOTAL RETURN SWAP	$26,912,910	$26,974,062	$61,152

Total Return Swap Short Positions
Australia — 7.8%
ABB Grain Ltd. (Food & Staples Retailing)	$(162,992)	$(164,833)	$(1,841)
Adelaide Brighton Ltd. (Construction Materials)	(40,520)	(40,910)	(390)
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	(147,434)	(148,972)	(1,538)
AXA Asia Pacific Holdings Ltd. (Insurance)	(32,712)	(33,001)	(289)
Consolidated Media Holdings Ltd. (Media)	(95,423)	(96,307)	(884)
Crown Ltd. (Hotels, Restaurants & Leisure)	(101,040)	(101,647)	(607)
Eastern Star Gas Ltd. (Oil, Gas & Consumable Fuels)	(180,784)	(183,273)	(2,489)
Gunns Ltd. (Paper & Forest Products)	(40,794)	(41,301)	(507)
Infigen Energy (Independent Power Producers & Energy Traders)	(36,207)	(36,566)	(359)
Newcrest Mining Ltd. (Metals & Mining)	(302,864)	(308,092)	(5,228)
Pharmaxis Ltd. (Pharmaceuticals)	(95,103)	(96,185)	(1,082)
SAI Global Ltd. (Professional Services)	(143,524)	(144,802)	(1,278)
Silex Systems Ltd. (Semiconductors & Semiconductor Equipment)	(108,717)	(109,516)	(799)
Sino Gold Mining Ltd. (Metals & Mining)	(39,815)	(40,451)	(636)
SP Ausnet (Electric Utilities)	(27,184)	(27,432)	(248)
Spark Infrastructure Group (Electric Utilities)	(63,271)	(63,816)	(545)
Toll Holdings Ltd. (Air Freight & Logistics)	(401,199)	(405,201)	(4,002)

			(22,722)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Austria — 0.1%
Schoeller-Bleckmann Oilfield Equipment AG (Energy Equipment & Services)	$(34,127)	$(34,194)	$(67)

Belgium — 5.4%
Colruyt SA (Food & Staples Retailing)	(50,284)	(50,361)	(77)
Telenet Group Holding NV (Diversified Telecommunication Services)	(1,354,260)	(1,354,976)	(716)

			(793)

Denmark — 1.8%
DSV A/S (Road & Rail)	(329,685)	(329,976)	(291)
Genmab A/S (Biotechnology)	(97,330)	(97,461)	(131)
Vestas Wind Systems A/S (Electrical Equipment)	(30,532)	(30,548)	(16)

			(438)

Finland — 3.6%
Stora Enso Oyj Class R (Paper & Forest Products)	(782,713)	(783,625)	(912)
UPM-Kymmene Oyj (Paper & Forest Products)	(167,806)	(168,031)	(225)

			(1,137)

France — 13.4%
Air Liquide SA (Chemicals)	(1,088,599)	(1,090,522)	(1,923)
Faiveley SA (Machinery)	(395,899)	(396,377)	(478)
Iliad SA (Diversified Telecommunication Services)	(1,000,488)	(1,001,806)	(1,318)
Sechilienne SA (Independent Power Producers & Energy Traders)	(158,444)	(158,568)	(124)
Suez Environnement Co. (Multi-Utilities)	(152,804)	(152,964)	(160)
UbiSoft Entertainment SA (Software)	(269,104)	(269,397)	(293)
Virbac SA (Pharmaceuticals)	(448,699)	(449,227)	(528)

			(4,824)

Germany — 2.7%
Deutsche Postbank AG (Commercial Banks)	(78,484)	(78,461)	23
Fraport AG (Transportation Infrastructure)	(119,051)	(119,072)	(21)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Germany — (continued)
Generali Deutschland Holding AG (Insurance)	$(34,723)	$(34,684)	$39
Henkel AG & Co. (Household Products)	(247,380)	(247,551)	(171)
Metro AG (Food & Staples Retailing)	(95,138)	(95,267)	(129)
Phoenix Solar AG (Trading Companies & Distributors)	(121,377)	(121,846)	(469)

			(728)

Gibraltar — 0.7%
888 Holdings PLC (Hotels, Restaurants & Leisure)	(67,595)	(67,719)	(124)
PartyGaming PLC (Hotels, Restaurants & Leisure)	(106,690)	(106,939)	(249)

			(373)

Italy — 0.7%
Kerself SpA (Electrical Equipment)	(24,868)	(24,904)	(36)
Pirelli & C. SpA (Auto Components)	(162,047)	(162,437)	(390)

			(426)

Japan — 24.4%
ABC-Mart, Inc. (Specialty Retail)	(82,012)	(82,894)	(882)
Capcom Co. Ltd. (Software)	(775,214)	(779,294)	(4,080)
Chiyoda Corp. (Construction & Engineering)	(327,820)	(328,471)	(651)
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	(686,921)	(689,054)	(2,133)
Hitachi Capital Corp. (Consumer Finance)	(152,754)	(153,836)	(1,082)
Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	(67,841)	(68,434)	(593)
Inpex Corp. (Oil, Gas & Consumable Fuels)	(75,693)	(76,075)	(382)
Japan Securities Finance Co. Ltd. (Diversified Financial Services)	(142,343)	(142,987)	(644)
Kawasaki Heavy Industries Ltd. (Machinery)	(86,733)	(87,054)	(321)
Keihin Electric Express Railway Co. Ltd. (Road & Rail)	(420,690)	(424,470)	(3,780)
Keyence Corp. (Electronic Equipment, Instruments & Components)	(70,344)	(70,910)	(566)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Japan — (continued)
MISUMI Group, Inc. (Trading Companies & Distributors)	$(230,258)	$(232,177)	$(1,919)
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	(65,949)	(66,392)	(443)
Nagoya Railroad Co. Ltd. (Road & Rail)	(55,808)	(56,297)	(489)
NTT Urban Development Corp. (Real Estate Management & Development)	(111,473)	(112,243)	(770)
Shikoku Electric Power Co. Inc. (Electric Utilities)	(44,459)	(44,922)	(463)
Shimizu Corp. (Construction & Engineering)	(40,669)	(40,908)	(239)
Shionogi & Co. Ltd. (Pharmaceuticals)	(204,809)	(205,452)	(643)
SOFTBANK Corp. (Wireless Telecommunication Services)	(644,631)	(648,107)	(3,476)
Square Enix Co. Ltd. (Software)	(88,029)	(88,603)	(574)
Sugi Holdings Co. Ltd. (Food & Staples Retailing)	(56,879)	(57,426)	(547)
Sysmex Corp. (Health Care Equipment & Supplies)	(148,008)	(149,033)	(1,025)
The 77 Bank Ltd. (Commercial Banks)	(87,820)	(88,511)	(691)
The Bank of Iwate Ltd. (Commercial Banks)	(156,100)	(157,665)	(1,565)
THK Co. Ltd. (Machinery)	(562,137)	(565,937)	(3,800)
Tokyu Corp. (Road & Rail)	(38,808)	(39,032)	(224)
Toray Industries, Inc. (Chemicals)	(59,467)	(59,910)	(443)
Toyota Auto Body Co. Ltd. (Auto Components)	(72,659)	(73,089)	(430)
Trend Micro, Inc. (Software)	(376,059)	(378,414)	(2,355)
Unicharm Corp. (Household Products)	(192,201)	(194,095)	(1,894)
Yamada Denki Co. Ltd. (Specialty Retail)	(32,184)	(32,461)	(277)
YASKAWA Electric Corp. (Electronic Equipment, Instruments & Components)	(189,974)	(190,879)	(905)

			(38,286)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Netherlands — 4.6%
Randstad Holding NV (Professional Services)	$(836,381)	$(837,986)	$(1,605)
STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	(209,031)	(209,480)	(449)
Wereldhave NV (REIT)	(151,707)	(151,914)	(207)

			(2,261)

Norway — 1.8%
Norsk Hydro ASA (Metals & Mining)	(292,381)	(292,722)	(341)
Pronova BioPharma AS (Pharmaceuticals)	(180,670)	(180,936)	(266)

			(607)

Spain — 10.5%
Campofrio Food SA (Food Products)	(67,475)	(67,568)	(93)
Enagas (Gas Utilities)	(376,462)	(376,870)	(408)
Gamesa Corp. Tecnologica SA (Electrical Equipment)	(209,014)	(209,245)	(231)
Grupo Catalana Occidente SA (Insurance)	(390,762)	(390,915)	(153)
Iberdrola Renovables SA (Independent Power Producers & Energy Traders)	(251,811)	(252,217)	(406)
Iberia Lineas Aereas de Espana SA (Airlines)	(198,352)	(198,755)	(403)
Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals)	(1,000,085)	(1,001,555)	(1,470)
Pescanova SA (Food Products)	(238,601)	(239,022)	(421)

			(3,585)

Sweden — 0.1%
EOS Russia AB (Electric Utilities)	(26,843)	(26,946)	(103)

Switzerland — 1.4%
Givaudan SA (Chemicals)	(133,483)	(133,864)	(381)
Nobel Biocare Holding AG (Health Care Equipment & Supplies)	(78,258)	(78,549)	(291)
Swatch Group AG (Textiles, Apparel & Luxury Goods)	(93,039)	(93,347)	(308)
Swiss Life Holding AG (Insurance)	(56,624)	(56,632)	(8)

			(988)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
United Kingdom — 21.1%
British Airways PLC (Airlines)	$(96,485)	$(96,727)	$(242)
BT Group PLC (Diversified Telecommunication Services)	(55,381)	(55,375)	6
Catlin Group Ltd. (Insurance)	(241,300)	(241,084)	216
Hikma Pharmaceuticals PLC (Pharmaceuticals)	(715,046)	(717,461)	(2,415)
Inmarsat PLC (Diversified Telecommunication Services)	(806,675)	(808,302)	(1,627)
InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	(525,034)	(525,833)	(799)
Northumbrian Water Group PLC (Water Utilities)	(131,624)	(131,924)	(300)
Randgold Resources Ltd. (Metals & Mining)	(531,862)	(537,896)	(6,034)
Reed Elsevier PLC (Media)	(427,941)	(427,127)	814
Rio Tinto PLC (Metals & Mining)	(124,894)	(125,360)	(466)
Serco Group PLC (Commercial Services & Supplies)	(324,513)	(325,308)	(795)
Shire PLC (Pharmaceuticals)	(404,829)	(406,285)	(1,456)
Telecom Plus PLC (Diversified Telecommunication Services)	(98,813)	(99,078)	(265)
Unite Group PLC (Real Estate Management & Development)	(28,506)	(28,568)	(62)
Venture Production PLC (Oil, Gas & Consumable Fuels)	(619,756)	(620,152)	(396)
VT Group PLC (Aerospace & Defense)	(265,202)	(265,783)	(581)
Whitbread PLC (Hotels, Restaurants & Leisure)	(97,478)	(97,791)	(313)

			(14,715)

TOTAL SHORT POSITIONS OF TOTAL RETURN SWAP	$(26,070,774)	$(26,162,827)	$(92,053)

NET LONG AND SHORT POSITIONS OF TOTAL RETURN SWAP			$(30,901)

NET FINANCING COST			—
CORPORATE ACTIONS			78,304

NET SWAP CONTRACT			$47,403

The percentage shown for each investment category reflects the value of investments in that category as a percentage of the current swap value.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Morgan Stanley & Co. International Limited acts as the counterparty for the Fund’s swap contract. Termination date for this contract is August 6, 2009.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Brazil — 11.0%
346,600	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	$1,614,340
183,100	Centrais Eletricas Brasileiras SA (Utilities)	2,797,899
255,000	Centrais Eletricas Brasileiras SA Preference B Shares (Utilities)	3,526,196
12,600	Companhia Brasileira de Meios de Pagamento (Software & Services)*	120,277
13,100	Companhia de Bebidas das Americas ADR Preference Shares (Food, Beverage & Tobacco)	921,323
99,000	Metalurgica Gerdau SA Preference Shares (Materials)	1,446,994
136,850	Petroleo Brasileiro SA ADR (Energy)	5,643,694
379,200	Petroleo Brasileiro SA Preference Shares (Energy)	6,389,949
7,700	Redecard SA (Software & Services)	114,607
34,800	Suzano Papel e Celulose SA Preference Shares (Materials)*	323,986
46,000	Usinas Siderurgicas de Minas Gerais SA Preference A Shares (Materials)	1,092,215
42,400	Vale SA ADR (Materials)	836,552
69,900	Vale SA Preference A Shares (Materials)	1,208,241

		26,036,273

Chile — 1.2%
1,033,208	Centros Comerciales Sudamericanos SA (Food & Staples Retailing)	2,825,878

China — 11.2%
372,000	Angang Steel Co. Ltd. Class H (Materials)	840,514
27,100	AsiaInfo Holdings, Inc. Class H (Software & Services)*	522,217
13,530,000	Bank of China Ltd. Class H (Banks)	6,724,482
924,000	China CITIC Bank Class H (Banks)	641,615
7,136,000	China Construction Bank Corp. Class H (Banks)	5,731,568
3,956,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	2,057,279
1,134,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	1,203,682
1,422,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	1,614,698
208,000	Harbin Power Equipment Co. Ltd. Class H (Capital Goods)	245,538
4,870,000	PetroChina Co. Ltd. Class H (Energy)	5,737,582
1,464,100	Shui On Land Ltd. Class H (Real Estate)	1,034,490
155,352	Sino-Ocean Land Holdings Ltd. Class H (Real Estate)	165,502

		26,519,167

Egypt — 1.8%
8,987	Commercial International Bank (Banks)	78,661
25,863	Egyptian Financial Group-Hermes Holding Co. (Diversified Financials)	116,836
532,231	El Ezz Steel Rebars SAE (Materials)	1,219,250

Shares	Description	Value
Common Stocks — (continued)
Egypt — (continued)
4,877	Orascom Construction Industries (Capital Goods)	$185,727
154,866	Talaat Moustafa Group Holding Co. (Real Estate)*	153,697
787,137	Telecom Egypt (Telecommunication Services)	2,477,162

		4,231,333

Hong Kong — 8.6%
528,000	Chaoda Modern Agriculture Holdings Ltd. (Food, Beverage & Tobacco)	356,779
669,500	China Mobile Ltd. (Telecommunication Services)	7,025,382
180,000	China Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	102,512
496,000	China Unicom (Hong Kong) Ltd. (Telecommunication Services)	713,916
2,866,000	CNOOC Ltd. (Energy)	3,813,285
2,424,000	Guangdong Investment Ltd. (Utilities)	1,354,898
3,168,000	Guangzhou Investment Co. Ltd. (Real Estate)	685,134
81,600	Lee & Man Paper Manufacturing Ltd. (Materials)	127,910
364,000	Nine Dragons Paper Holdings Ltd. (Materials)	374,031
11,120,000	Shenzhen Investment Ltd. (Real Estate)	5,537,919
211,000	Shimao Property Holdings Ltd. (Real Estate)	423,054

		20,514,820

India — 6.5%
123,372	Ashok Leyland Ltd. (Capital Goods)	93,615
10,875	Bajaj Holdings and Investment Ltd. (Diversified Financials)	106,652
80,901	Bank of India (Banks)	555,311
134,338	CESC Ltd. (Utilities)	881,099
304,359	Gujarat NRE Coke Ltd. (Materials)	365,575
93,584	HCL Technologies Ltd. (Software & Services)	471,888
44,888	Hindustan Zinc Ltd. (Materials)	648,164
134,573	IDBI Bank Ltd. (Banks)	297,754
114,953	India Cements Ltd. (Materials)	335,765
93,278	Indiabulls Financial Services Ltd. (Diversified Financials)	388,261
174,810	JSW Steel Ltd. (Materials)	2,549,565
134,921	Patni Computer Systems Ltd. (Software & Services)	1,021,793
104,718	Reliance Communications Ltd. (Telecommunication Services)	602,424
161,807	Rolta India Ltd. (Software & Services)	529,360
576,750	Steel Authority of India Ltd. (Materials)	2,111,282
145,835	Sterlite Industries (India) Ltd. (Materials)	1,965,567
115,709	Tata Motors Ltd. (Capital Goods)*	1,017,250
162,357	The Great Eastern Shipping Co. Ltd. (Energy)	874,005
68,982	Wipro Ltd. (Software & Services)	705,898

		15,521,228

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Indonesia — 2.8%
402,500	PT Astra International Tbk (Automobiles & Components)	$1,187,089
4,278,500	PT Bakrieland Development Tbk (Real Estate)*	152,899
1,117,000	PT Bank Central Asia Tbk (Banks)	423,791
5,073,500	PT Bank Mandiri Persero Tbk (Banks)	2,138,738
4,847,000	PT Bank Negara Indonesia Persero Tbk (Banks)	922,376
474,500	PT Bank Rakyat Indonesia Persero Tbk (Banks)	348,644
4,114,500	PT Bumi Resources Tbk (Energy)	1,158,615
1,506,500	PT Indah Kiat Pulp and Paper Corp. Tbk (Materials)*	274,605
181,500	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	162,281

		6,769,038

Israel — 2.6%
67,661	Bank Hapoalim BM (Banks)*	222,493
359,708	Bank Leumi Le-Israel BM (Banks)*	1,212,603
128,845	Makhteshim-Agan Industries Ltd. (Materials)	668,405
39,530	Shufersal Ltd. (Food & Staples Retailing)	157,162
73,443	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	3,917,450

		6,178,113

Malaysia — 0.1%
74,900	PPB Group Berhad (Food, Beverage & Tobacco)	312,704

Mexico — 3.4%
150,620	America Movil SAB de CV ADR Series L (Telecommunication Services)	6,478,166
111,709	Cemex SAB de CV ADR (Materials)*(a)	1,048,947
8,580	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	396,396
200,400	Controladora Comercial Mexicana SA de CV (Food & Staples Retailing)*	132,599

		8,056,108

Poland — 0.6%
46,006	KGHM Polska Miedz SA (Materials)	1,368,344

Russia — 4.4%
203,737	OAO Gazprom ADR (Energy)	4,227,543
83,535	OAO Lukoil ADR (Energy)	4,221,859
136,845	OJSC Surgutneftegaz ADR (Energy)	1,072,865
2,587,084	OJSC Surgutneftegaz Preference Shares (Energy)	813,517

		10,335,784

Singapore — 0.3%
360,000	Yanlord Land Group Ltd. (Real Estate)	669,801

South Africa — 6.5%
16,863	African Rainbow Minerals Ltd. (Materials)	285,544
41,902	DataTec Ltd. (Technology Hardware & Equipment)	116,511
135,521	Gold Fields Ltd. ADR (Materials)	1,634,383

Shares	Description	Value
Common Stocks — (continued)
South Africa — (continued)
47,954	Harmony Gold Mining Co. Ltd. ADR (Materials)*	$444,054
17,935	Impala Platinum Holdings Ltd. (Materials)	434,038
92,232	Investec Ltd. (Diversified Financials)	657,966
25,558	JD Group Ltd. (Retailing)	155,931
265,620	MTN Group Ltd. (Telecommunication Services)	4,371,492
41,680	Mvelaphanda Resources Ltd. (Materials)*	207,968
153,617	Nedbank Group Ltd. (Banks)	2,117,747
189,269	Remgro Ltd. (Diversified Financials)	1,953,174
4,719	Sasol Ltd. (Energy)	168,928
181,995	Shoprite Holdings Ltd. (Food & Staples Retailing)	1,335,357
128,078	Standard Bank Group Ltd. (Banks)	1,539,355

		15,422,448

South Korea — 15.8%
88,710	Daishin Securities Co. Ltd. (Diversified Financials)	1,283,861
24,497	GS Engineering & Construction Corp. (Capital Goods)	1,743,042
7,460	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	1,302,889
29,085	Hyundai Mipo Dockyard Co. Ltd. (Capital Goods)	3,214,753
36,340	Hyundai Steel Co. Ltd. (Materials)	2,118,762
57,420	Korea Electric Power Corp. (Utilities)*	1,546,522
96,510	Korea Exchange Bank (Banks)	932,620
177,150	LG Display Co. Ltd. (Technology Hardware & Equipment)	5,105,847
12,327	LG Electronics, Inc. (Consumer Durables & Apparel)	1,297,693
26,890	Lotte Shopping Co. Ltd. (Retailing)	6,720,863
1,728	POSCO (Materials)	701,749
26,130	S&T Dynamics Co. Ltd. (Automobiles & Components)	339,872
8,240	Samsung Card Co. Ltd. (Diversified Financials)	334,829
11,545	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,797,772
10,267	Sindoh Co. Ltd. (Technology Hardware & Equipment)	500,557
37,468	SK Holdings Co. Ltd. (Capital Goods)	3,354,901
29,992	Youngone Corp. (Consumer Durables & Apparel)*	203,903
7,498	Youngone Holdings Co. Ltd. (Consumer Durables & Apparel)	118,129

		37,618,564

Taiwan — 16.7%
898,000	Altek Corp. (Consumer Durables & Apparel)	1,653,687
706,000	AmTRAN Technology Co. Ltd. (Technology Hardware & Equipment)	486,150

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
109,080	Asia Optical Co., Inc. (Consumer Durables & Apparel)	$203,832
784,196	AU Optronics Corp. (Technology Hardware & Equipment)*	870,246
2,719,000	BES Engineering Corp. (Capital Goods)	715,093
1,122,000	Cathay Real Estate Development Co. Ltd. (Real Estate)*	479,926
3,940,000	Chi Mei Optoelectronics Corp. (Technology Hardware & Equipment)*	2,200,440
5,264,000	China Development Financial Holding Corp. (Banks)	1,288,289
2,742,000	China Life Insurance Co. Ltd. (Insurance)*	1,597,429
491,000	Compal Electronics, Inc. (Technology Hardware & Equipment)	481,336
1,039,000	Coretronic Corp. (Technology Hardware & Equipment)	1,232,660
78,000	Cyberlink Corp. (Software & Services)	344,468
555,330	Formosa Plastics Corp. (Materials)	953,050
335,000	Formosa Taffeta Co. Ltd. (Consumer Durables & Apparel)	223,425
2,387,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)*	2,447,403
1,647,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	1,146,482
540,000	HannStar Display Corp. (Technology Hardware & Equipment)	130,971
322,000	KGI Securities Co. Ltd. (Diversified Financials)	159,902
505,000	LITE-ON IT Corp. (Technology Hardware & Equipment)	435,625
2,947,925	Macronix International Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,541,826
168,336	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,418,731
935,000	Mega Financial Holding Co. Ltd. (Banks)	486,562
217,000	Merry Electronics Co. Ltd. (Consumer Durables & Apparel)	218,317
1,712,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	1,214,836
739,320	Quanta Computer, Inc. (Technology Hardware & Equipment)	1,399,132
1,561,000	Sanyang Industry Co. Ltd. (Automobiles & Components)*	686,191
2,534,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	1,030,989
974,824	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	10,206,407
226,000	Teco Electric and Machinery Co. Ltd. (Capital Goods)*	99,100
2,511,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,111,378

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
1,664,000	Universal Scientific Industrial Co. Ltd. (Technology Hardware & Equipment)	$644,020
657,000	Wistron Corp. (Technology Hardware & Equipment)	1,309,385
830,000	Yieh Phui Enterprise Co. Ltd. (Materials)*	336,210

		39,753,498

Thailand — 0.1%
25,000	PTT PCL (Energy)	175,443

Turkey — 3.5%
105,148	Eregli Demir ve Celik Fabrikalari TAS (Materials)*	349,710
124,375	Haci Omer Sabanci Holding AS (Diversified Financials)	468,697
37,959	Koc Holding AS (Capital Goods)*	90,228
1,237,626	Turk Hava Yollari Anonim Ortakligi (Transportation)	1,959,139
718,353	Turkiye Is Bankasi (Banks)	2,493,823
1,349,928	Turkiye Vakiflar Bankasi TAO (Banks)*	2,849,811

		8,211,408

TOTAL COMMON STOCKS		$230,519,952

Exchange Traded Fund — 1.8%
119,854	iShares MSCI Emerging Markets Index Fund	$4,281,185

Shares	Rate	Value
Investment Company(b) — 0.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,746,605	0.226%	$1,746,605

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$236,547,742

Securities Lending Reinvestment Vehicle(b)(c) — 0.1%
Boston Global Investment Trust — Enhanced Portfolio II
102,632	0.405%	$102,324

TOTAL INVESTMENTS — 99.7%		$236,650,066

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		652,755

NET ASSETS — 100.0%		$237,302,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(c) Represents an affiliated issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$196,727,307

Gross unrealized gain	42,322,328
Gross unrealized loss	(2,399,569)

Net unrealized security gain	$39,922,759

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Australia — 7.7%
189,232	Alumina Ltd. (Metals & Mining)	$270,870
510,175	Amcor Ltd. (Containers & Packaging)	2,102,883
87,644	AMP Ltd. (Insurance)	410,246
418,493	ASX Ltd. (Diversified Financial Services)	13,136,133
742,587	Australia and New Zealand Banking Group Ltd. (Commercial Banks)	11,470,575
484,156	Bendigo and Adelaide Bank Ltd. (Commercial Banks)	3,311,685
1,300,731	BHP Billiton Ltd. (Metals & Mining)	41,043,268
274,394	BlueScope Steel Ltd. (Metals & Mining)	772,940
925,808	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	10,090,865
50,342	Commonwealth Bank of Australia (Commercial Banks)	1,783,675
3,035,358	Goodman Fielder Ltd. (Food Products)	3,513,845
556,201	Harvey Norman Holdings Ltd. (Multiline Retail)	1,521,596
1,998,247	Incitec Pivot Ltd. (Chemicals)	4,612,563
3,176,469	Macquarie Airports (Transportation Infrastructure)	6,591,706
194,862	Macquarie Group Ltd. (Capital Markets)	7,161,070
2,042,247	Macquarie Infrastructure Group (Transportation Infrastructure)	2,468,939
158,188	Metcash Ltd. (Food & Staples Retailing)	563,690
668,645	National Australia Bank Ltd. (Commercial Banks)	13,570,800
177,130	OneSteel Ltd. (Metals & Mining)	442,076
1,048,477	OZ Minerals Ltd. (Metals & Mining)	986,497
9,477	Perpetual Ltd. (Capital Markets)	264,769
576,989	QBE Insurance Group Ltd. (Insurance)	9,392,338
155,795	Rio Tinto Ltd. (Metals & Mining)	7,854,822
152,611	Santos Ltd. (Oil, Gas & Consumable Fuels)	1,857,306
30,293	Sims Metal Management Ltd. (Metals & Mining)	708,369
45,684	Sonic Healthcare Ltd. (Health Care Providers & Services)	445,581
676,693	Suncorp-Metway Ltd. (Insurance)	4,012,493
48,918	Wesfarmers Ltd. (Food & Staples Retailing)	1,053,729
141,997	Wesfarmers Ltd. PPS (Food & Staples Retailing)	3,058,751

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
1,095,101	Westfield Group (REIT)	$10,323,034
257,169	Westpac Banking Corp. (Commercial Banks)	4,631,160
15,159	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	581,000
638,146	Woolworths Ltd. (Food & Staples Retailing)	14,491,155
117,692	WorleyParsons Ltd. (Energy Equipment & Services)	2,537,864

		187,038,293

Austria — 3.1%
517,882	Erste Groupe Bank AG(a) (Commercial Banks)	18,053,273
119,232	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Electric Utilities)	5,808,985
557,812	OMV AG (Oil, Gas & Consumable Fuels)	22,134,057
152,850	Raiffeisen International Bank-Holding AG(a) (Commercial Banks)	6,823,074
233,175	Telekom Austria AG (Diversified Telecommunication Services)	3,559,520
128,533	Vienna Insurance Group (Insurance)	5,941,978
518,358	voestalpine AG (Metals & Mining)	14,379,253

		76,700,140

Belgium — 2.5%
318,212	Anheuser-Busch InBev NV (Beverages)	12,624,450
287,127	Delhaize Group (Food & Staples Retailing)	20,551,932
2,051,075	Fortis*(a) (Diversified Financial Services)	7,886,863
213,899	KBC GROEP NV* (Commercial Banks)	4,553,765
38,165	Solvay SA (Chemicals)	3,740,196
232,289	UCB SA (Pharmaceuticals)	7,677,247
160,808	Umicore (Chemicals)	4,198,726

		61,233,179

Denmark — 0.3%
186	A.P. Moller — Maersk A/S (Marine)	1,126,135
54,387	Danske Bank A/S* (Commercial Banks)	1,128,475
38,123	Novo Nordisk A/S Class B (Pharmaceuticals)	2,230,765
38,373	William Demant Holding A/S* (Health Care Equipment & Supplies)	2,274,704

		6,760,079

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Finland — 0.3%
317,737	Kesko Oyj Class B (Food & Staples Retailing)	$8,385,424

France — 7.4%
87,825	Alstom SA (Electrical Equipment)	6,030,779
538,955	AXA SA (Insurance)	11,376,455
99,177	BNP Paribas (Commercial Banks)	7,201,376
28,128	Casino Guichard-Perrachon SA (Food & Staples Retailing)	1,932,623
80,870	Christian Dior SA (Textiles, Apparel & Luxury Goods)	7,014,072
154,595	Compagnie Generale de Geophysique-Veritas* (Energy Equipment & Services)	3,135,825
285,475	France Telecom SA (Diversified Telecommunication Services)	7,120,579
76,932	Lagardere SCA (Media)	2,870,563
27,136	Legrand SA (Electrical Equipment)	663,871
72,709	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	6,559,997
26,044	PPR (Multiline Retail)	2,900,701
631,642	PSA Peugeot Citroen* (Automobiles)	19,134,926
562,559	Sanofi-Aventis (Pharmaceuticals)	36,806,678
174,100	Schneider Electric SA (Electrical Equipment)	15,805,018
146,765	SCOR SE (Insurance)	3,525,355
110,266	SES (Media)	2,180,462
24,165	Societe BIC SA (Commercial Services & Supplies)	1,449,662
15,744	Societe Generale (Commercial Banks)	1,009,352
221,922	Technip SA (Energy Equipment & Services)	13,435,126
235,974	Total SA (Oil, Gas & Consumable Fuels)	13,087,276
20,325	Unibail-Rodamco (REIT)	3,550,705
560,611	Vivendi SA (Media)	14,370,479

		181,161,880

Germany — 10.4%
65,314	Adidas AG (Textiles, Apparel & Luxury Goods)	2,758,003
229,248	Allianz SE (Insurance)	22,634,590
1,009,403	BASF SE (Chemicals)	50,486,607
26,605	Beiersdorf AG (Personal Products)	1,339,556
28,381	Celesio AG (Health Care Providers & Services)	755,765
113,467	Daimler AG (Automobiles)	5,258,135

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
78,919	Deutsche Bank AG(a) (Capital Markets)	$5,100,323
961,400	Deutsche Telekom AG (Diversified Telecommunication Services)	12,334,573
339,248	E.ON AG (Electric Utilities)	12,818,026
292,697	GEA Group AG (Machinery)	4,785,206
42,053	Hochtief AG (Construction & Engineering)	2,524,581
202,994	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	30,721,920
638,301	RWE AG (Multi-Utilities)	53,849,645
24,817	SAP AG (Software)	1,168,809
383,243	Siemens AG (Industrial Conglomerates)	30,541,466
172,969	Suedzucker AG(a) (Food Products)	3,642,350
127,491	ThyssenKrupp AG (Metals & Mining)	3,917,418
24,296	Volkswagen AG (Automobiles)	8,717,963
7,361	Wacker Chemie AG (Chemicals)	979,836

		254,334,772

Greece — 0.9%
151,251	Coca-Cola Hellenic Bottling Co. SA (Beverages)	3,443,911
1,143,970	Marfin Investment Group SA* (Capital Markets)	4,786,474
223,655	National Bank of Greece SA* (Commercial Banks)	6,515,181
244,919	OPAP SA (Hotels, Restaurants & Leisure)	5,869,276
26,830	Public Power Corp. SA* (Electric Utilities)	584,147

		21,198,989

Hong Kong — 3.6%
31,700	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	214,379
453,000	Boc Hong Kong Holdings Ltd. (Commercial Banks)	959,502
1,220,000	Cathay Pacific Airways Ltd. (Airlines)	1,886,589
539,000	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	6,940,057
332,000	Chinese Estates Holdings Ltd. (Real Estate Management & Development)	578,919
1,207,500	CLP Holdings Ltd. (Electric Utilities)	8,183,343
549,400	Esprit Holdings Ltd. (Specialty Retail)	3,935,136

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
4,113,000	Foxconn International Holdings Ltd.* (Electronic Equipment, Instruments & Components)	$2,868,480
810,000	Hang Lung Group Ltd. (Real Estate Management & Development)	4,217,580
134,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	493,864
372,300	Hang Seng Bank Ltd. (Commercial Banks)	6,037,051
263,500	Hong Kong Electric Holdings Ltd. (Electric Utilities)	1,447,875
295,400	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	5,535,354
186,000	Hopewell Holdings Ltd. (Real Estate Management & Development)	603,528
1,426,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	10,613,138
701,816	Hysan Development Co. Ltd. (Real Estate Management & Development)	1,903,191
52,000	Li & Fung Ltd. (Distributors)	153,213
107,500	Lifestyle International Holdings Ltd. (Multiline Retail)	163,072
2,099,000	Mongolia Energy Corp. Ltd.* (Oil, Gas & Consumable Fuels)	798,310
862,000	New World Development Co. Ltd. (Real Estate Management & Development)	2,047,423
124,500	Orient Overseas International Ltd. (Marine)	692,998
181,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,738,751
1,416,500	Swire Pacific Ltd. (Real Estate Management & Development)	15,845,612
874,016	The Link (REIT)	1,982,930
175,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	822,239
1,210,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	3,391,064
996,500	Yue Yuen Industrial (Holdings) Ltd. (Textiles, Apparel & Luxury Goods)	2,707,403

		87,761,001

Shares	Description	Value
Common Stocks — (continued)
Ireland — 0.7%
516,330	CRH PLC (Construction Materials)	$12,531,813
160,421	Kerry Group PLC (Food Products)	3,740,894

		16,272,707

Italy — 2.8%
301,924	Banco Popolare Societa Cooperativa* (Commercial Banks)	2,438,714
4,194,320	Enel SpA (Electric Utilities)	22,793,265
790,128	Eni SpA (Oil, Gas & Consumable Fuels)	18,462,722
142,257	Exor SpA (Diversified Financial Services)	2,390,996
9,076,006	Parmalat SpA (Food Products)	22,692,454

		68,778,151

Japan — 17.9%
2,575,000	AMADA Co. Ltd. (Machinery)	16,296,356
581,000	Asahi Kasei Corp. (Chemicals)	2,993,934
484,700	Astellas Pharma, Inc. (Pharmaceuticals)	18,411,635
479,200	Brother Industries Ltd. (Office Electronics)	4,300,061
90,900	Canon Marketing Japan, Inc. (Distributors)	1,444,657
422,300	Canon, Inc. (Office Electronics)	15,652,841
960	Central Japan Railway Co. (Road & Rail)	5,774,168
32,800	Chubu Electric Power Co., Inc. (Electric Utilities)	789,958
189,700	Credit Saison Co. Ltd. (Consumer Finance)	2,462,062
216,000	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	10,592,245
1,490,000	Daiwa Securities Group, Inc. (Capital Markets)	8,746,276
209,000	DIC Corp. (Chemicals)	293,071
685,000	Fuji Electric Holdings Co. Ltd. (Electrical Equipment)	1,197,489
1,304,000	Fuji Heavy Industries Ltd. (Automobiles)	5,229,336
4,775	Fuji Media Holdings, Inc. (Media)	7,627,288
68,900	FUJIFILM Holdings Corp. (Electronic Equipment, Instruments & Components)	2,215,320
574,000	Fukuoka Financial Group, Inc. (Commercial Banks)	2,512,190
462,000	GS Yuasa Corp.(a) (Electrical Equipment)	4,204,323
1,324,600	Honda Motor Co. Ltd. (Automobiles)	42,359,880

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
60,100	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	$5,009,332
228,800	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	2,418,390
564,000	Isuzu Motors Ltd. (Automobiles)	996,866
11,700	Japan Petroleum Exploration Co. Ltd. (Oil, Gas & Consumable Fuels)	574,234
310	Japan Prime Realty Investment Corp. (REIT)	665,334
54,100	JFE Holdings, Inc. (Metals & Mining)	2,164,372
22,400	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,797,332
943,200	Leopalace21 Corp. (Real Estate Management & Development)	8,038,178
80,700	Makita Corp. (Household Durables)	1,988,025
98,700	Matsui Securities Co. Ltd.(a) (Capital Markets)	941,374
59,000	Mitsubishi Electric Corp. (Electrical Equipment)	429,922
1,315,800	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	8,035,816
570,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Machinery)	1,435,241
872,000	Mitsui O.S.K. Lines Ltd. (Marine)	5,289,895
301,500	Mitsumi Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	7,383,154
6,027,800	Mizuho Financial Group, Inc. (Commercial Banks)	13,857,757
48,000	Nintendo Co. Ltd. (Software)	12,896,341
189	Nippon Building Fund, Inc. (REIT)	1,693,865
2,035,000	Nippon Express Co. Ltd. (Road & Rail)	9,316,618
2,627,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	12,461,741
507,700	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	20,957,737
2,992,000	Nippon Yusen Kabushiki Kaisha (Marine)	12,737,739
27,000	Nissan Chemical Industries Ltd. (Chemicals)	361,716
1,154,800	Nissan Motor Co. Ltd. (Automobiles)	8,379,176
865,000	Nisshin Seifun Group, Inc. (Food Products)	10,499,311

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,620,000	Nisshin Steel Co. Ltd. (Metals & Mining)	$4,989,461
79,500	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	1,393,638
3,614	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	5,219,253
3,589,000	Osaka Gas Co. Ltd. (Gas Utilities)	11,945,331
295,000	Ricoh Co. Ltd. (Office Electronics)	3,840,704
62,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,636,793
472,000	Sekisui Chemical Co. Ltd. (Household Durables)	2,779,122
294,000	Sekisui House Ltd. (Household Durables)	2,760,041
74,000	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,733,630
312	Seven Bank Ltd. (Commercial Banks)	812,770
85,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	4,569,516
1,546,000	Sompo Japan Insurance, Inc. (Insurance)	10,210,192
124,700	Sony Corp. (Household Durables)	3,475,767
949,700	Sumitomo Corp. (Trading Companies & Distributors)	9,343,666
222,300	Sumitomo Electric Industries Ltd. (Electrical Equipment)	2,757,714
149,600	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	6,368,069
422,000	Taiheiyo Cement Corp. (Construction Materials)	635,518
510,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	20,549,235
390,000	The Bank of Yokohama Ltd. (Commercial Banks)	2,105,605
749,000	The Sumitomo Trust & Banking Co. Ltd. (Commercial Banks)	4,082,801
19,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,021,195
79,000	Tokyo Gas Co. Ltd. (Gas Utilities)	289,572
477,800	Tokyo Steel Manufacturing Co. Ltd. (Metals & Mining)	5,273,447
465,000	Tokyu Land Corp. (Real Estate Management & Development)	1,864,555
506,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	5,150,616

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
730,000	Tosoh Corp. (Chemicals)	$2,130,166
128,100	Yamaha Corp. (Leisure Equipment & Products)	1,694,328
808,300	Yamaha Motor Co. Ltd. (Automobiles)	10,000,504
114,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	888,467

		435,954,232

Netherlands — 2.5%
393,329	European Aeronautic Defence & Space Co. (Aerospace & Defense)	7,504,485
1,138,000	Royal Dutch Shell PLC(a) (Oil, Gas & Consumable Fuels)	29,806,260
923,088	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	23,936,182

		61,246,927

New Zealand — 0.1%
829,939	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	1,535,673

Norway — 2.7%
1,640,700	Den Norske Bank* (Commercial Banks)	14,307,592
411,000	Orkla ASA (Industrial Conglomerates)	3,270,362
238,600	Renewable Energy Corp. A/S* (Electrical Equipment)	1,896,324
700,750	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	14,982,624
1,851,600	Telenor ASA* (Diversified Telecommunication Services)	17,097,409
504,750	Yara International ASA (Chemicals)	15,681,403

		67,235,714

Singapore — 2.1%
639,000	Ascendas Real Estate Investment Trust (REIT)	753,325
687,000	CapitaMall Trust (REIT)	752,851
239,000	City Developments Ltd. (Real Estate Management & Development)	1,680,727
1,093,000	ComfortDelGro Corp. Ltd. (Road & Rail)	1,175,943
381,000	DBS Group Holdings Ltd. (Commercial Banks)	3,675,122
13,475,000	Golden Agri-Resources Ltd. (Food Products)	3,975,647
117,523	Jardine Cycle & Carriage Ltd. (Distributors)	1,924,677
148,000	Keppel Corp. Ltd. (Industrial Conglomerates)	861,918

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
94,000	Neptune Orient Lines Ltd. (Marine)	$108,417
3,671,903	Noble Group Ltd. (Trading Companies & Distributors)	5,329,445
1,471,000	Oversea-Chinese Banking Corp. Ltd. (Commercial Banks)	7,986,990
626,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,393,389
303,520	Singapore Airlines Ltd. (Airlines)	2,843,741
617,000	Singapore Press Holdings Ltd. (Media)	1,537,899
2,757,780	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	6,702,228
463,000	United Overseas Bank Ltd. (Commercial Banks)	5,683,310
1,634,000	UOL Group Ltd. (Real Estate Management & Development)	3,966,183
55,000	Wilmar International Ltd. (Food Products)	228,418

		50,580,230

Spain — 6.8%
2,227,551	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	36,469,237
431,873	Banco de Sabadell SA (Commercial Banks)	2,878,078
3,181,591	Banco Popular Espanol SA (Commercial Banks)	28,642,182
4,021,565	Banco Santander SA (Commercial Banks)	58,236,449
1,607,641	Telefonica SA (Diversified Telecommunication Services)	39,997,817

		166,223,763

Sweden — 3.7%
594,041	Alfa Laval AB(a) (Machinery)	6,470,556
69,144	Electrolux AB Series B* (Household Durables)	1,297,446
343,832	Husqvarna AB Class B* (Household Durables)	2,168,588
2,341,522	Nordea Bank AB (Commercial Banks)	22,649,403
133,783	Securitas AB Class B (Commercial Services & Supplies)	1,261,095
858,002	Skanska AB Class B(a) (Construction & Engineering)	12,038,816
889,741	SSAB Svenskt Stal AB (Metals & Mining)	11,649,604
68,242	SSAB Svenskt Stal AB Series B (Metals & Mining)	816,070

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
227,924	Svenska Handelsbanken AB (Commercial Banks)	$5,565,410
593,911	Swedbank AB*(a) (Commercial Banks)	4,575,765
717,319	Swedish Match AB (Tobacco)	13,674,477
366,818	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	3,611,372
720,136	TeliaSonera AB (Diversified Telecommunication Services)	4,620,265

		90,398,867

Switzerland — 4.5%
306,722	ABB Ltd.* (Electrical Equipment)	5,606,360
94,867	Actelion Ltd.* (Biotechnology)	5,232,238
70,242	Adecco SA (Professional Services)	3,384,851
36,110	Baloise Holding AG (Insurance)	2,877,756
730,835	Compagnie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	17,959,013
44,203	Credit Suisse Group (Capital Markets)	2,088,850
389,446	Julius Baer Holding AG (Capital Markets)	18,594,739
873,483	Nestle SA (Food Products)	35,895,291
344,953	Novartis AG (Pharmaceuticals)	15,760,724
24,850	Synthes, Inc. (Health Care Equipment & Supplies)	2,793,080

		110,192,902

United Kingdom — 17.4%
350,840	Antofagasta PLC (Metals & Mining)	4,438,813
539,002	AstraZeneca PLC (Pharmaceuticals)	25,105,724
1,726,217	Aviva PLC (Insurance)	10,076,994
4,372,571	BAE Systems PLC (Aerospace & Defense)	22,425,860
2,806,526	Barclays PLC (Commercial Banks)	14,265,454
383,371	BHP Billiton PLC (Metals & Mining)	10,041,116
15,700	BP PLC (Oil, Gas & Consumable Fuels)	130,195
1,227,610	BP PLC ADR(b) (Oil, Gas & Consumable Fuels)	61,429,604
937,223	Centrica PLC (Multi-Utilities)	3,450,070
1,113,299	Eurasian Natural Resources Corp. (Metals & Mining)	16,055,934
190,794	GlaxoSmithKline PLC ADR (Pharmaceuticals)	7,305,502

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
1,912,923	Home Retail Group PLC (Internet & Catalog Retail)	$10,031,792
5,196,300	HSBC Holdings PLC (Commercial Banks)	52,580,489
227,813	Imperial Tobacco Group PLC (Tobacco)	6,501,188
3,860,618	J Sainsbury PLC (Food & Staples Retailing)	20,480,923
54,183	Johnson Matthey PLC (Chemicals)	1,279,263
782,322	Kazakhmys PLC (Metals & Mining)	11,199,703
2,110,178	Kingfisher PLC (Specialty Retail)	7,510,489
614,676	Land Securities Group PLC (REIT)	5,471,039
4,547,199	Legal & General Group PLC (Insurance)	4,891,892
1,517,986	Man Group PLC (Capital Markets)	7,015,589
287,530	National Grid PLC (Multi-Utilities)	2,682,163
7,850,802	Old Mutual PLC (Insurance)	12,592,815
2,050,255	Rexam PLC-NPR (Containers & Packaging)	8,066,290
234,524	Standard Chartered PLC (Commercial Banks)	5,567,776
3,838,839	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)	13,921,732
596,870	Vedanta Resources PLC (Metals & Mining)	17,596,766
256,413	Vodafone Group PLC (Wireless Telecommunication Services)	527,184
1,402,679	Vodafone Group PLC ADR (Wireless Telecommunication Services)	28,867,134
7,278,779	William Morrison Supermarkets PLC (Food & Staples Retailing)	32,691,480

		424,200,973

TOTAL COMMON STOCKS		$2,377,193,896

Preferred Stocks — 0.4%

Germany — 0.4%
39,939	Fresenius SE (Health Care Equipment & Supplies)	$2,261,477
104,827	Porsche Automobil Holding SE (Automobiles)	6,825,663

		9,087,140

TOTAL PREFERRED STOCKS		$9,087,140

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

		Expiration
Units	Description	Month	Value
Rights * — 0.0%
Belgium — 0.0%
211,257	Fortis (Diversified Financial Services)	07/14	$—

United Kingdom — 0.0%
745,547	Rexam PLC (Containers & Packaging)	08/09	1,071,043

TOTAL RIGHTS			$1,071,043

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$2,387,352,079

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(c) (d) — 2.5%
Boston Global Investment Trust — Enhanced Portfolio II
60,423,277	0.405%	$60,242,007

TOTAL INVESTMENTS — 100.3%		$2,447,594,086

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(8,211,349)

NET ASSETS — 100.0%		$2,439,382,737

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(d) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
PPS	— Price Protected Shares
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Dow Jones EURO STOXX 50 Index	611	September 2009	$22,955,814	$2,640,096
FTSE 100 Index	135	September 2009	10,319,373	935,313
Hang Seng Index	9	August 2009	1,182,360	12,567
SGX MSCI Singapore Index	14	August 2009	616,753	16,620
SPI 200 Index	41	September 2009	3,606,487	407,279
TOPIX Index	120	September 2009	12,117,305	1,115,477

TOTAL				$5,127,352

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,370,357,176

Gross unrealized gain	308,278,766
Gross unrealized loss	(231,041,856)

Net unrealized security gain	$77,236,910

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Australia — 7.2%
33,976	AED Oil Ltd. (Energy)	$21,984
193,503	APA Group (Utilities)	455,262
41,800	Asciano Group (Transportation)*	55,922
196,646	Australian Infrastructure Fund (Transportation)	242,453
283,034	Australian Worldwide Exploration Ltd. (Energy)	632,567
572,152	Beach Petroleum Ltd. (Energy)	407,142
3,933	Campbell Brothers Ltd. (Commercial & Professional Services)	75,707
30,827	Centennial Coal Co. Ltd. (Energy)	77,220
274,468	Challenger Financial Services Group Ltd. (Diversified Financials)	612,153
146,614	Commonwealth Property Office Fund (REIT)	103,369
12,710	David Jones Ltd. (Retailing)	54,541
59,381	Downer EDI Ltd. (Commercial & Professional Services)	320,518
458,600	Emeco Holdings Ltd. (Capital Goods)	210,164
48,654	Felix Resources Ltd. (Energy)	727,807
178,645	Fleetwood Corp. Ltd. (Automobiles & Components)	965,721
9,932	Flight Centre Ltd. (Consumer Services)	80,426
163,045	Gindalbie Metals Ltd. (Materials)*	119,155
109,000	Hastings Diversified Utilities Fund (Utilities)(a)	79,331
192,638	Iluka Resources Ltd. (Materials)*	507,296
29,279	Independence Group NL (Materials)	129,998
1,610,346	ING Office Fund (REIT)	648,899
27,552	JB Hi-Fi Ltd. (Retailing)	389,699
1,896	Karoon Gas Australia Ltd. (Energy)*	17,856
790,647	Lynas Corp. Ltd. (Materials)*	293,620
33,818	MacArthur Coal Ltd. (Materials)	221,545
733,521	Macquarie CountryWide Trust (REIT)	320,663
98,852	Macquarie Leisure Trust Group (REIT)	117,580
461,906	Macquarie Office Trust (REIT)	90,378
189,040	Mincor Resources NL (Materials)	347,993
65,590	Mineral Deposits Ltd. (Materials)*	38,339
13,235	Monadelphous Group Ltd. (Capital Goods)	128,409
408,051	Mount Gibson Iron Ltd. (Materials)*	407,840
121,554	Nexus Energy Ltd. (Energy)*	35,571
97,895	Pacific Brands Ltd. (Retailing)	97,497
136,931	Panoramic Resources Ltd. (Materials)	316,427
47,750	Platinum Asset Management Ltd. (Diversified Financials)	182,029
37,729	Ramsay Health Care Ltd. (Health Care Equipment & Services)	330,173
550,172	Resolute Mining Ltd. (Materials)*	286,294
41,732	Salmat Ltd. (Commercial & Professional Services)	130,567
90,792	Seven Network Ltd. (Media)	482,838

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
596,836	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	$644,382
213,669	Straits Resources Ltd. (Materials)*	415,699
5,906	The Reject Shop Ltd. (Retailing)	66,104
211,687	Tower Australia Group Ltd. (Insurance)	438,273
50,487	Transfield Services Infrastructure Fund (Utilities)	38,529
27,758	Transfield Services Ltd. (Commercial & Professional Services)	64,763
135,832	United Group Ltd. (Capital Goods)	1,361,622

		13,792,325

Austria — 1.7%
648	Agrana Beteiligungs AG (Food, Beverage & Tobacco)	49,137
6,916	Andritz AG (Capital Goods)	303,476
12,585	A-TEC Industries AG (Capital Goods)*	163,461
6,796	BWT AG (Commercial & Professional Services)	139,550
2,439	Flughafen Wien AG (Transportation)	94,456
27,165	Immoeast AG (Real Estate)*	75,328
170,538	Immofinanz Immobilien Anlagen AG (Real Estate)*(a)	357,867
3,624	Mayr Melnhof Karton AG (Materials)	339,991
7,638	Oesterreichische Post AG (Transportation)	234,232
1,997	Rosenbauer International AG (Capital Goods)	77,313
11,164	Semperit AG Holding (Automobiles & Components)	305,630
111,127	Zumtobel AG (Capital Goods)*	1,195,631

		3,336,072

Belgium — 1.2%
2,139	Befimmo SCA Sicafi (REIT)	183,164
5,951	Bekaert SA (Capital Goods)	741,446
6,201	Compagnie d’Enterprises CFE (Capital Goods)	276,033
1,214	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	70,407
8,762	Gimv NV (Diversified Financials)	438,448
6,639	Nyrstar (Materials)*	57,995
9,242	Omega Pharma SA (Health Care Equipment & Services)	290,974
5,243	Tessenderlo Chemie NV (Materials)	184,167

		2,242,634

Bermuda — 0.1%
9,350	Frontline Ltd. (Energy)	217,412

China — 0.1%
1,183,000	Li Heng Chemical Fibre Technologies Ltd. Class H (Consumer Durables & Apparel)	209,285

Denmark — 1.2%
6,912	Auriga Industries A/S Class B (Materials)	133,624
22,203	Bang & Olufsen A/S (Consumer Durables & Apparel)	185,924

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Denmark — (continued)
18,116	Dampskibsselskabet Norden A/S (Transportation)	$646,564
17,450	Danisco A/S (Food, Beverage & Tobacco)	853,326
2,660	FLSmidth & Co. A/S (Capital Goods)*	115,404
4,813	Jyske Bank A/S (Registered) (Banks)*	177,379
2,716	Schouw & Co. A/S (Capital Goods)	47,094
8,492	Torm A/S (Energy)	86,131

		2,245,446

Finland — 1.6%
22,437	F-Secure Oyj (Software & Services)	83,179
21,156	HKScan Oyj (Food, Beverage & Tobacco)	266,580
2,901	KCI Konecranes Oyj (Capital Goods)	79,177
85,426	Kemira Oyj (Materials)	1,095,589
2,015	Lemminkainen Oyj (Capital Goods)	66,424
53,049	Oriola-KD Oyj Class B (Health Care Equipment & Services)	247,897
26,477	Outotec Oyj (Capital Goods)	628,080
38,715	Raisio PLC Class V (Food, Beverage & Tobacco)	114,894
28,980	Tieto Oyj (Software & Services)	496,619

		3,078,439

France — 4.2%
35,065	Assystem (Commercial & Professional Services)	315,424
14,911	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	515,595
13,248	Cegid Group (Software & Services)	301,329
12,293	Groupe Steria SCA (Software & Services)	296,826
610	Guyenne et Gascogne SA (Food & Staples Retailing)	61,209
1,210	Maisons France Confort (Consumer Durables & Apparel)	40,338
4,966	Mercialys SA (REIT)	166,359
27,541	Nexity (Consumer Durables & Apparel)	948,912
34,659	Rallye SA (Food & Staples Retailing)	1,018,337
1,516	Sa des Ciments Vicat (Materials)	96,686
17,207	SEB SA (Consumer Durables & Apparel)	821,147
6,476	Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)	649,926
3,448	Sword Group (Software & Services)	92,984
215,755	Thomson (Consumer Durables & Apparel)*(a)	287,801
88,699	Valeo SA (Automobiles & Components)*	2,350,370

		7,963,243

Germany — 5.5%
32,002	Aixtron AG (Semiconductors & Semiconductor Equipment)	523,757
8,568	Aurubis AG (Materials)	298,017
5,273	Bauer AG (Capital Goods)	189,782
29,693	Bechtle AG (Software & Services)	581,259

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
2,001	Bilfinger Berger AG (Capital Goods)	$104,984
2,173	Biotest AG (Pharmaceuticals, Biotechnology & Life Sciences)	131,947
5,988	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	354,400
8,957	comdirect bank AG (Banks)	77,481
27,707	Demag Cranes AG (Capital Goods)	685,964
14,535	Deutsche Beteiligungs AG (Diversified Financials)	310,550
4,457	Deutsche Euroshop AG (Real Estate)	135,349
7,403	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	212,252
2,827	Duerr AG (Capital Goods)	41,864
2,246	Fuchs Petrolub AG (Materials)	131,976
26,680	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	595,960
1,153	Gesco AG (Capital Goods)	60,679
6,721	Gildemeister AG (Capital Goods)	72,090
2,672	H&R WASAG AG (Materials)	45,677
4,353	Homag Group AG (Capital Goods)	52,048
10,258	IDS Scheer AG (Software & Services)(a)	218,407
179,309	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*(a)	734,473
11,722	IVG Immobilien AG (Real Estate)*	81,403
41,649	Kizoo AG (Software & Services)*(a)	337,297
2,914	Kloeckner & Co. SE (Capital Goods)*	74,780
35,288	Kontron AG (Semiconductors & Semiconductor Equipment)	405,507
10,269	Krones AG (Capital Goods)	398,513
22,566	Loewe AG (Consumer Durables & Apparel)	273,691
38,805	MTU Aero Engines Holding AG (Capital Goods)	1,410,939
5,559	Pfeiffer Vacuum Technology AG (Capital Goods)	412,821
4,845	R. Stahl AG (Capital Goods)	104,767
5,155	Roth & Rau AG (Capital Goods)*	173,025
1,297	Software AG (Software & Services)	97,014
6,091	Stada Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	147,756
6,962	Takkt AG (Retailing)	86,756
42,207	Tognum AG (Capital Goods)	587,681
2,572	Vossloh AG (Capital Goods)	298,087

		10,448,953

Greece — 1.3%
31,544	Athens Medical Center SA (Health Care Equipment & Services)	74,148
19,449	Diagnostic & Therapeutic Center of Athens Hygeia SA (Health Care Equipment & Services)	60,960
36,079	Eurobank Properties Real Estate Investment Co. (REIT)	392,963

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Greece — (continued)
13,216	Folli-Follie SA (Registered) (Consumer Durables & Apparel)	$282,105
15,290	Fourlis Holdings SA (Retailing)	196,562
18,107	GEK Terna Holdings Real Estate Constructions SA (Capital Goods)	150,314
24,176	Halcor SA (Capital Goods)*	54,621
15,139	J&P-Avax SA (Capital Goods)	75,011
44,103	Jumbo SA (Retailing)	480,700
3,743	Lamda Development SA (Real Estate)*	34,884
168,760	Michaniki SA (Capital Goods)	449,165
4,413	Motor Oil (Hellas) Corinth Refineries SA (Energy)	51,537
25,474	Sarantis SA (Household & Personal Products)	158,497
38,436	Sprider Stores SA (Retailing)*	93,205

		2,554,672

Hong Kong — 2.4%
92,000	AAC Acoustic Technologies Holdings, Inc. (Technology Hardware & Equipment)	88,736
60,000	Brightoil Petroleum Holdings Ltd. (Consumer Durables & Apparel)	24,539
54,000	Cafe de Coral Holdings Ltd. (Consumer Services)	113,924
2,278,000	China Ting Group Holdings Ltd. (Consumer Durables & Apparel)	334,780
110,000	Chow Sang Sang Holdings International Ltd. (Retailing)	96,325
231,000	Citic 1616 Holdings Ltd. (Telecommunication Services)	56,535
13,357	Dah Sing Financial Holdings Ltd. (Banks)	61,021
96,500	Dickson Concepts International Ltd. (Retailing)	50,961
56,000	Emperor International Holdings (Real Estate)	8,873
272,000	First Pacific Co. Ltd. (Food, Beverage & Tobacco)	174,936
1,048,000	First Shanghai Investments Ltd. (Diversified Financials)*	161,520
84,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	25,540
68,583	Great Eagle Holdings Ltd. (Real Estate)	158,764
252,800	HKR International Ltd. (Real Estate)*	111,333
1,416,000	Johnson Electric Holdings Ltd. (Capital Goods)*	417,634
39,000	K. Wah International Holdings Ltd. (Real Estate)	16,017
5,988,000	Lai Sun Development (Real Estate)*	102,472
324,000	Midland Holdings Ltd. (Real Estate)	258,788
360,000	Natural Beauty Bio-Technology Ltd. (Household & Personal Products)	61,223
140,000	Norstar Founders Group Ltd. (Automobiles & Components)*	—
1,334,000	Oriental Press Group Ltd. (Media)	165,194

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
124,000	Pacific Basin Shipping Ltd. (Transportation)	$93,111
78,000	Pacific Textiles Holdings Ltd. (Consumer Durables & Apparel)	27,958
1,062,000	Pico Far East Holdings Ltd. (Media)	176,791
713,000	Prosperity Real Estate Investment Trust (REIT)	109,316
166,000	Public Financial Holdings Ltd. (Diversified Financials)	85,224
517,000	Regent Pacific Group Ltd. (Materials)*	18,900
372,000	Shun Tak Holdings Ltd. (Transportation)	303,865
934,000	SIM Technology Group Ltd. (Technology Hardware & Equipment)	121,480
104,000	Singamas Container Holdings Ltd. (Capital Goods)	16,317
554,000	Sunlight Real Estate Investment Trust (REIT)	123,496
260,000	Tai Fook Securities Group Ltd. (Diversified Financials)	91,507
381,500	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	317,043
228,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	178,043
100,000	Tian An China Investments Co. Ltd. (Real Estate)	58,597
264,000	Victory City International Holdings Ltd. (Consumer Durables & Apparel)	42,335
82,000	Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)	51,210
24,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	170,946
162,000	Win Hanverky Holdings Ltd. (Consumer Durables & Apparel)	16,267

		4,491,521

Ireland — 1.5%
285,651	Allied Irish Banks PLC (Banks)	711,188
44,451	C&C Group PLC (Food, Beverage & Tobacco)	129,867
9,471	DCC PLC (Capital Goods)	202,574
191,576	Fyffes PLC (Food & Staples Retailing)	103,830
19,284	Glanbia PLC (Food, Beverage & Tobacco)	68,823
56,874	Grafton Group PLC (Capital Goods)*	273,912
18,380	Kingspan Group PLC (Capital Goods)	123,628
12,987	Smurfit Kappa Group PLC (Materials)	75,931
224,732	The Governor and Co. of the Bank of Ireland (Banks)*	641,653
200,869	Total Produce PLC (Food & Staples Retailing)	97,255
192,908	United Drug PLC (Health Care Equipment & Services)	519,507

		2,948,168

Italy — 2.6%
5,259	Ansaldo STS SpA (Transportation)	106,549
37,449	Astaldi SpA (Capital Goods)	293,719

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
24,596	Banca Piccolo Credito Valtellinese Scarl (Banks)	$244,216
5,081	Banco di Desio e della Brianza SpA (Banks)	33,567
340,718	Beni Stabili SpA (Real Estate)	262,730
71,444	Buongiorno SpA (Software & Services)*	98,825
9,120	Buzzi Unicem SpA (Materials)	136,804
8,729	Buzzi Unicem SpA Preference Shares (Materials)	74,696
40,092	Danieli & Co. SpA (Capital Goods)	767,476
39,014	Danieli & Co. SpA Preference Shares (Capital Goods)	417,591
36,301	De’Longhi SpA (Consumer Durables & Apparel)	109,240
5,264	Engineering Ingegneria Informatica SpA (Software & Services)*	157,583
9,549	Enia SpA (Utilities)	72,078
2,310	ERG SpA (Energy)	34,250
43,648	Immobiliare Grande Distribuzione (REIT)	75,060
75,613	IMMSI SpA (Automobiles & Components)*	93,716
9,190	Impregilo SpA (Capital Goods)	35,047
79,055	Indesit Co. SpA (Consumer Durables & Apparel)*	504,983
145,820	Maire Tecnimont SpA (Capital Goods)	584,753
43,486	Piaggio & C. SpA (Automobiles & Components)	90,319
108,257	Societa Iniziative Autostradali e Servizi SpA (Transportation)	797,839
25,291	Sogefi SpA (Automobiles & Components)*	56,010

		5,047,051

Japan — 29.1%
27,100	ADEKA Corp. (Materials)	242,332
59,100	Aichi Corp. (Capital Goods)	318,250
7,800	Airport Facilities Co. Ltd. (Real Estate)	42,471
16,500	Aloka Co. Ltd. (Health Care Equipment & Services)	167,352
78,600	Alpen Co. Ltd. (Retailing)	1,385,368
18,100	Alpine Electronics, Inc. (Consumer Durables & Apparel)	181,654
85,600	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	475,925
43,000	Anritsu Corp. (Technology Hardware & Equipment)	175,807
24,600	AOC Holdings, Inc. (Energy)	232,629
4,400	AOKI Holdings, Inc. (Retailing)	47,879
15,000	Aoyama Trading Co. Ltd. (Retailing)	252,836
6,200	Arc Land Sakamoto Co. Ltd. (Retailing)	64,247
8,200	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	66,363
23,000	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	152,623
6,400	ASKUL Corp. (Retailing)	117,673
425,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	572,560

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
13,500	Axell Corp. (Semiconductors & Semiconductor Equipment)	$470,364
15,500	Bank of the Ryukyus Ltd. (Banks)	179,141
38,350	Belluna Co. Ltd. (Retailing)	157,500
9,100	C. Uyemura & Co. Ltd. (Materials)	394,155
583,000	Calsonic Kansei Corp. (Automobiles & Components)	1,425,877
2,500	Canon Electronics, Inc. (Technology Hardware & Equipment)	37,077
2,900	Canon Finetech, Inc. (Technology Hardware & Equipment)	36,654
34,000	Central Glass Co. Ltd. (Capital Goods)	143,138
5,600	Century Tokyo Leasing Corp. (Diversified Financials)	60,165
15,600	Chiyoda Integre Co. Ltd. (Capital Goods)	168,603
72,000	Chugai Ro Co. Ltd. (Capital Goods)	201,675
3,200	CMK Corp. (Technology Hardware & Equipment)	32,607
4,700	cocokara fine HOLDINGS, Inc. (Food & Staples Retailing)	81,739
12,800	COMSYS Holdings Corp. (Capital Goods)	147,673
57	DA Office Investment Corp. (REIT)	176,835
85,900	Daiichikosho Co. Ltd. (Media)	985,744
48,000	Daiwa Industries Ltd. (Capital Goods)	209,437
15,100	DTS Corp. (Software & Services)	142,567
33,200	F.C.C. Co. Ltd. (Automobiles & Components)	533,287
10,000	Ferrotec Corp. (Semiconductors & Semiconductor Equipment)	112,219
7,500	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	125,545
1,600	FP Corp. (Materials)	73,014
24,400	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	301,956
127,500	Fuji Oil Co. Ltd. (Food, Beverage & Tobacco)	1,560,462
17,700	Fuji Seal International, Inc. (Materials)	307,260
89,000	Fujikura Ltd. (Capital Goods)	468,573
4,200	Fujimi, Inc. (Materials)	71,377
3,400	FUJISOFT, Inc. (Software & Services)	68,318
42,000	Fujitec Co. Ltd. (Capital Goods)	222,481
36	Fukuoka REIT Corp. (REIT)	184,063
24,000	Fukuyama Transporting Co. Ltd. (Transportation)	111,708
26,000	Furukawa Battery Co. Ltd. (Automobiles & Components)(a)	236,933
71,000	Furukawa-Sky Aluminum Corp. (Materials)	126,205
18,300	Furuno Electric Co. Ltd. (Technology Hardware & Equipment)	115,535
9,300	Futaba Corp. (Capital Goods)	162,928

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
13,500	Fuyo General Lease Co. Ltd. (Diversified Financials)	$297,712
59	GCA Savvian Group Corp. (Diversified Financials)	72,590
37	Global One Real Estate Investment Corp. (REIT)	284,403
440,000	Godo Steel Ltd. (Materials)	1,212,568
8,370	Goldcrest Co. Ltd. (Consumer Durables & Apparel)	199,496
215	Green Hospital Supply, Inc. (Health Care Equipment & Services)(a)	122,368
3,400	Growell Holdings Co. Ltd. (Food & Staples Retailing)*	57,518
20,200	Hakuto Co. Ltd. (Technology Hardware & Equipment)	174,790
95,000	Hitachi Cable Ltd. (Capital Goods)	313,945
3,700	Hitachi Information Systems Ltd. (Software & Services)	111,913
8,600	Hitachi Koki Co. Ltd. (Consumer Durables & Apparel)	78,714
27,800	Hitachi Maxell Ltd. (Technology Hardware & Equipment)(a)	504,447
4,000	Hitachi Medical Corp. (Health Care Equipment & Services)	38,291
8,500	Hitachi Systems & Services Ltd. (Software & Services)	191,480
7,120	Honeys Co. Ltd. (Retailing)	57,417
32,700	Hoshizaki Electric Co. Ltd. (Capital Goods)	430,981
27,400	Hosiden Corp. (Technology Hardware & Equipment)	353,254
45,500	IBJ Leasing Co. Ltd. (Diversified Financials)	591,808
4,100	Ichiyoshi Securities Co. Ltd. (Diversified Financials)	31,339
6,500	Inaba Denki Sangyo Co. Ltd. (Capital Goods)	148,068
38,800	Inabata & Co. Ltd. (Capital Goods)	177,786
36,000	Ines Corp. (Software & Services)	305,970
49,300	Itoki Corp. (Commercial & Professional Services)	134,094
7,100	Iwai Securities Co. Ltd. (Diversified Financials)	64,230
10,200	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	126,532
26	Japan Excellent, Inc. (REIT)	125,936
28	Japan Logistics Fund, Inc. (REIT)	188,986
33,000	Japan Radio Co. Ltd. (Technology Hardware & Equipment)	78,835
23,800	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	288,574
86,000	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	748,664

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
42,300	Kasumi Co. Ltd. (Food & Staples Retailing)	$198,048
38,000	Kato Works Co. Ltd. (Capital Goods)	92,836
49	Kenedix Realty Investment Corp. (REIT)	163,618
156	Kenedix, Inc. (Real Estate)*	60,015
19,000	Kinki Sharyo Co. Ltd. (Capital Goods)	148,283
79,000	Kitz Corp. (Capital Goods)	315,932
542,000	Kiyo Holdings, Inc. (Banks)	663,452
23,400	Komori Corp. (Capital Goods)	253,993
16,000	Kumiai Chemical Industry Co. Ltd. (Materials)	69,981
19,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	39,307
4,300	Kuroda Electric Co. Ltd. (Capital Goods)	58,843
5,300	Kyoei Steel Ltd. (Materials)	132,038
59,000	Kyorin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	905,811
9,900	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	162,853
1,600	Mandom Corp. (Household & Personal Products)	44,594
39,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	123,213
8,200	Matsuda Sangyo Co. Ltd. (Commercial & Professional Services)	126,053
20,000	Max Co. Ltd. (Capital Goods)	215,949
6,700	Megachips Corp. (Technology Hardware & Equipment)	155,802
5,500	Megane TOP Co. Ltd. (Retailing)	82,548
6,700	Melco Holdings, Inc. (Technology Hardware & Equipment)	99,507
63	MID REIT, Inc. (REIT)	143,573
32,000	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	463,965
33,000	Miraca Holdings, Inc. (Health Care Equipment & Services)	822,085
103,000	Mitsubishi Kakoki Kaisha Ltd. (Capital Goods)	275,195
302,000	Mitsubishi Steel Manufacturing Co. Ltd. (Materials)	667,228
10,100	Mitsui High-Tec, Inc. (Semiconductors & Semiconductor Equipment)*	130,374
47,000	Mitsui Home Co. Ltd. (Consumer Durables & Apparel)	265,321
91,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	300,509
363	Monex Group, Inc. (Diversified Financials)	164,522
5,400	Nafco Co. Ltd. (Retailing)	89,009
5,700	Nagaileben Co. Ltd. (Health Care Equipment & Services)	115,279
136,000	Nakayama Steel Works Ltd. (Materials)	290,159
139,500	Namura Shipbuilding Co. Ltd. (Capital Goods)	757,692

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
34,100	NEC Electronics Corp. (Semiconductors & Semiconductor Equipment)*	$348,944
16,500	NEC Fielding Ltd. (Software & Services)	235,544
18,000	Nifco, Inc. (Materials)	328,041
26,700	Nihon Kohden Corp. (Health Care Equipment & Services)	371,172
51,000	Nippo Corp. (Capital Goods)	404,697
12	Nippon Accommodations Fund, Inc. (REIT)	59,462
138,000	Nippon Beet Sugar Manufacturing Co. Ltd. (Food, Beverage & Tobacco)	343,020
52,000	Nippon Chemi-Con Corp. (Technology Hardware & Equipment)	185,505
100	Nippon Commercial Investment Corp. (REIT)	178,077
35,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	168,405
53,000	Nippon Kayaku Co. Ltd. (Materials)	438,761
29,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	347,816
65,000	Nippon Light Metal Co. Ltd. (Materials)*	63,459
47,000	Nippon Metal Industry Co. Ltd. (Materials)	98,393
22,000	Nippon Seiki Co. Ltd. (Automobiles & Components)	269,841
46,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	601,953
6,000	Nippon Shokubai Co. Ltd. (Materials)	49,008
58,900	Nippon Signal Co. Ltd. (Capital Goods)	545,246
140,000	Nippon Soda Co. Ltd. (Materials)	687,358
93,000	Nippon Valqua Industries Ltd. (Materials)	190,507
150,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	205,477
29,000	Nissin Electric Co. Ltd. (Capital Goods)	155,051
8,100	Nissin Kogyo Co. Ltd. (Automobiles & Components)	113,625
28,000	Nittetsu Mining Co. Ltd. (Materials)	121,736
9,700	Nitto Kogyo Corp. (Capital Goods)	88,226
9	Nomura Real Estate Residential Fund, Inc. (REIT)	39,449
35,300	Noritz Corp. (Capital Goods)(a)	394,237
23,100	NSD Co. Ltd. (Software & Services)	241,696
10,300	Obara Corp. (Capital Goods)	86,628
22,000	Okamoto Industries, Inc. (Materials)	80,115
61,000	Orient Corp. (Diversified Financials)*	71,842
110	ORIX JREIT, Inc. (REIT)	539,172
16,900	Osaka Steel Co. Ltd. (Materials)	290,526
14,100	Pioneer Corp. (Consumer Durables & Apparel)*	41,026
1,060	Point, Inc. (Retailing)	57,006
43,000	Press Kogyo Co. Ltd. (Automobiles & Components)	74,904
38,300	Q.P. Corp. (Food, Beverage & Tobacco)	399,822
16,100	Right On Co. Ltd. (Retailing)	160,806

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
6,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	$63,214
4,400	Roland Corp. (Consumer Durables & Apparel)	51,805
42,400	Round One Corp. (Consumer Services)	392,354
57,000	Ryobi Ltd. (Capital Goods)	147,065
69,000	Sakai Chemical Industry Co. Ltd. (Materials)	291,902
95,000	San-Ai Oil Co. Ltd. (Energy)	444,183
15,000	Sanden Corp. (Automobiles & Components)*	42,029
16,600	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	356,220
143,000	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	562,025
67,000	Sanki Engineering Co. Ltd. (Capital Goods)	524,541
30,400	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	268,942
29,000	Sanwa Holdings Corp. (Capital Goods)	104,672
73,000	Seika Corp. (Capital Goods)	169,804
42,000	Seino Holdings Corp. (Transportation)	328,047
14,900	Seiren Co. Ltd. (Consumer Durables & Apparel)	82,496
22,000	Sekisui Jushi Corp. (Capital Goods)	177,706
42,000	Sekisui Plastics Co. Ltd. (Materials)	159,047
46,000	Senko Co. Ltd. (Transportation)	169,390
8,000	Shibaura Mechatronics Corp. (Semiconductors & Semiconductor Equipment)	31,841
5,500	Shimachu Co. Ltd. (Retailing)	116,480
30,300	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	273,546
80,000	Shinsho Corp. (Capital Goods)	131,914
17,300	Shoei Co. Ltd. (Real Estate)	137,634
29,700	Sintokogio Ltd. (Capital Goods)	206,739
3,091	SKY Perfect JSAT Holdings, Inc. (Media)	1,155,169
6,670	Sumitomo Real Estate Sales Co. Ltd. (Real Estate)	296,044
4,000	Tachi-S Co. Ltd. (Automobiles & Components)	36,313
13,000	Tadano Ltd. (Capital Goods)	62,063
102,000	Taihei Kogyo Co. Ltd. (Capital Goods)	299,529
6,700	Taiyo Ink Manufacturing Co. Ltd. (Materials)	160,940
17,000	Takara Holdings, Inc. (Food, Beverage & Tobacco)	112,982
46,000	Takasago Thermal Engineering Co. Ltd. (Capital Goods)	404,949
9,400	Takeuchi Manufacturing Co. Ltd. (Capital Goods)	90,092
17,000	Takiron Co. Ltd. (Materials)	53,612
32,000	Takuma Co. Ltd. (Capital Goods)*	77,161

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
9,000	Tamron Co. Ltd. (Consumer Durables & Apparel)	$118,705
2,600	The Bank of Ikeda Ltd. (Banks)*	102,656
263,000	The Bank of Nagoya Ltd. (Banks)	1,149,566
14,700	The Bank of Okinawa Ltd. (Banks)	543,474
24,000	The Chiba Kogyo Bank Ltd. (Banks)*	212,124
57,000	The Ehime Bank Ltd. (Banks)	148,435
103,000	The Keiyo Bank Ltd. (Banks)	574,514
2,500	The Musashino Bank Ltd. (Banks)	87,659
16,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	78,602
154,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	817,740
8,000	The Ogaki Kyoritsu Bank Ltd. (Banks)	35,236
3,100	The Okinawa Electric Power Co., Inc. (Utilities)	163,000
23,000	The San-In Godo Bank Ltd. (Banks)	216,289
62,000	The Toho Bank Ltd. (Banks)	279,981
6,100	TKC Corp. (Software & Services)	117,504
128,000	Toa Corp. (Capital Goods)	166,819
74,000	Toagosei Co. Ltd. (Materials)	223,895
10,200	TOC Co. Ltd. (Real Estate)	41,883
6,000	Toenec Corp. (Capital Goods)	34,736
72,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	262,638
3,470	Token Corp. (Consumer Durables & Apparel)	107,533
5,100	Tokyo Ohka Kogyo Co. Ltd. (Materials)	108,746
22	Top REIT, Inc. (REIT)	91,334
27,900	Topre Corp. (Automobiles & Components)	237,716
78,000	Topy Industries Ltd. (Materials)	182,918
17,100	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	307,805
68,000	Toshiba Machine Co. Ltd. (Capital Goods)	248,098
11,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	46,951
15,800	Toyo Corp. (Technology Hardware & Equipment)	153,593
49,000	Toyo Engineering Corp. (Capital Goods)	152,424
24,000	Toyo Kanetsu K.K. (Energy)	47,248
39,000	Toyo Kohan Co. Ltd. (Materials)	150,687
2,600	Trusco Nakayama Corp. (Capital Goods)	41,256
4,000	TS Tech Co. Ltd. (Automobiles & Components)	77,530
10,000	Tsubakimoto Chain Co. (Capital Goods)	34,394
21	TV Asahi Corp. (Media)	32,204
19,300	Unipres Corp. (Automobiles & Components)	245,765
24,030	Usen Corp. (Media)*	27,578
3,300	Yamatake Corp. (Technology Hardware & Equipment)	72,330
59,000	Yodogawa Steel Works Ltd. (Materials)	281,483

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
21,000	Yurtec Corp. (Capital Goods)	$122,669

		55,643,801

Liechtenstein — 0.2%
2,043	Liechtenstein Landesbank (Banks)	123,418
1,530	Verwaltungs- und Privat-Bank AG (Diversified Financials)	197,238

		320,656

Luxembourg — 0.6%
44,561	Gagfah SA (Real Estate)	376,343
621,241	Regus PLC (Commercial & Professional Services)	723,819

		1,100,162

Netherlands — 2.5%
12,372	Accell Group (Consumer Durables & Apparel)	547,554
3,191	ASM International NV (Semiconductors & Semiconductor Equipment)*	53,838
64,313	BinckBank NV (Diversified Financials)	954,178
2,677	Brunel International NV (Commercial & Professional Services)	61,091
9,839	Mediq NV (Health Care Equipment & Services)	130,186
91,427	New World Resources NV Class A (Materials)	594,811
10,901	Nutreco Holding NV (Food, Beverage & Tobacco)	468,179
75,858	Oce NV (Technology Hardware & Equipment)	374,475
163,006	Ordina NV (Software & Services)*	740,601
2,557	Sligro Food Group NV (Food & Staples Retailing)	67,610
68,688	SNS Reaal (Diversified Financials)	394,812
3,752	Ten Cate NV (Consumer Durables & Apparel)	71,090
7,653	USG People NV (Commercial & Professional Services)*	101,952
6,176	VastNed Offices/Industrial NV (REIT)	94,029
1,015	VastNed Retail NV (REIT)	54,662

		4,709,068

New Zealand — 0.4%
31,247	Air New Zealand Ltd. (Transportation)	22,716
137,799	Goodman Property Trust (REIT)	90,177
154,694	New Zealand Oil & Gas Ltd. (Energy)	165,919
70,084	Nuplex Industries Ltd. (Materials)	87,951
67,720	PGG Wrightson Ltd. (Food, Beverage & Tobacco)	41,671
30,908	Sky Network Television Ltd. (Media)	88,343
77,546	The Warehouse Group Ltd. (Retailing)	204,643
120,787	Tower Ltd. (Insurance)	138,989

		840,409

Norway — 2.0%
298,000	ABG Sundal Collier Holding ASA (Diversified Financials)	349,139

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Norway — (continued)
9,000	Atea ASA (Software & Services)	$44,880
23,000	Austevoll Seafood ASA (Food, Beverage & Tobacco)*	107,418
120,000	Eltek ASA (Technology Hardware & Equipment)*	84,244
1,850	Fred Olsen Energy ASA (Energy)	67,381
22,700	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	380,286
865,000	Marine Harvest (Food, Beverage & Tobacco)*	544,726
43,400	ODIM ASA (Capital Goods)	275,039
27,778	Sparebanken 1 SMN (Banks)	181,801
33,300	Tandberg ASA (Technology Hardware & Equipment)	707,624
193,500	Tomra Systems ASA (Commercial & Professional Services)	736,106
41,000	Veidekke ASA (Capital Goods)	241,135

		3,719,779

Portugal — 0.4%
22,098	BANIF SGPS SA (Registered) (Banks)	37,452
171,769	REN — Redes Energeticas Nacionais SA (Utilities)	701,869

		739,321

Singapore — 2.2%
54,000	Allgreen Properties Ltd. (Real Estate)	44,931
519,000	Biosensors International Group Ltd. (Health Care Equipment & Services)*	199,980
30,000	CapitaCommercial Trust (REIT)	17,797
582,000	CDL Hospitality Trusts (REIT)	489,300
241,000	CWT Ltd. (Transportation)	101,920
415,000	Fortune Real Estate Investment Trust (REIT)	222,663
692,000	Frasers Commercial Trust (REIT)	91,558
37,000	Goodpack Ltd. (Transportation)	26,208
529,000	Ho Bee Investment Ltd. (Real Estate)	400,454
324,000	Hong Leong Asia Ltd. (Capital Goods)	373,191
15,000	Hong Leong Finance Ltd. (Diversified Financials)	29,962
135,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)*	143,401
369,000	Lippo-Mapletree Indonesia Retail Trust (REIT)	110,156
70,000	Mapletree Logistics Trust (REIT)	28,946
306,000	Metro Holdings Ltd. (Retailing)	139,994
116,000	Rotary Engineering Ltd. (Capital Goods)	82,388
65,000	Singapore Airport Terminal Services Ltd. (Transportation)	94,725
28,000	Singapore Land Ltd. (Real Estate)	102,084
89,000	Singapore Petroleum Co. Ltd. (Energy)	385,442
77,000	Swiber Holdings Ltd. (Energy)*	51,827
181,000	United Industrial Corp. Ltd. (Real Estate)	234,808

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
131,000	UOB-Kay Hian Holdings Ltd. (Diversified Financials)	$141,085
92,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	610,178
87,000	Wing Tai Holdings Ltd. (Real Estate)	104,458

		4,227,456

Spain — 1.6%
19,151	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	241,429
42,183	Banco Pastor SA (Banks)	341,899
7,190	Baron de Ley SA (Food, Beverage & Tobacco)*	289,138
9,634	Bolsas y Mercados Espanoles (Diversified Financials)	311,762
19,730	Caja de Ahorros del Mediterraneo (Banks)	163,597
7,869	Corp. Financiera Alba SA (Diversified Financials)	411,167
1,878	Dinamia Capital Privado, Sociedad de Capital Riesgo SA (Diversified Financials)	29,054
6,930	Obrascon Huarte Lain SA (Capital Goods)	167,516
16,781	Tecnicas Reunidas SA (Energy)	832,557
118,493	Tubos Reunidos SA (Materials)	329,683

		3,117,802

Sweden — 4.1%
47,153	AF AB Class B (Commercial & Professional Services)	903,022
14,744	Avanza Bank Holding AB (Diversified Financials)	252,877
36,624	Axfood AB (Food & Staples Retailing)	901,985
35,267	Betsson AB (Consumer Services)*	439,855
31,973	Boliden AB (Materials)	344,590
3,604	Cardo AB (Capital Goods)	84,634
7,188	Castellum AB (Real Estate)	52,802
8,200	D. Carnegie & Co. AB (Diversified Financials)*	—
66,172	East Capital Explorer AB (Diversified Financials)*(a)	564,170
5,867	Elekta AB Class B (Health Care Equipment & Services)	92,226
29,483	Gunnebo AB (Commercial & Professional Services)*	114,311
5,191	Haldex AB (Capital Goods)*	37,969
47,294	Hexpol AB (Capital Goods)*	269,804
4,681	HQ AB (Diversified Financials)	70,888
16,808	Industrial & Financial Systems Class B (Software & Services)	159,010
15,560	Meda AB Class A (Pharmaceuticals, Biotechnology & Life Sciences)	120,588
14,140	Mekonomen AB (Retailing)	227,141
34,710	Modern Times Group AB Class B (Media)	1,296,815
8,062	NCC AB Class B (Capital Goods)	82,689
13,544	NeoNet AB (Diversified Financials)*	30,964

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
134,967	Niscayah Group AB (Commercial & Professional Services)	$239,276
38,896	ORC Software AB (Software & Services)	779,332
64,779	Q-MED AB (Pharmaceuticals, Biotechnology & Life Sciences)*	439,249
28,656	TradeDoubler AB (Software & Services)*	278,983
5,498	Wallenstam AB Class B (Real Estate)	66,891

		7,850,071

Switzerland — 3.9%
1,637	Advanced Digital Broadcast Holdings SA (Registered) (Consumer Durables & Apparel)*	67,325
4,427	Bank Sarasin & Cie AG (Registered) Class B (Diversified Financials)*	144,277
465	Banque Cantonale Vaudoise (Registered) (Banks)	164,206
6,980	Charles Voegele Holding AG (Retailing)*	252,438
5,287	Coltene Holding AG (Registered) (Health Care Equipment & Services)	228,168
4,274	Compagnie Financiere Tradition SA (Diversified Financials)	558,046
37,372	EFG International AG (Diversified Financials)	459,835
311,315	Ferrexpo PLC (Materials)	739,125
12,073	Gottex Fund Management Holdings Ltd. (Diversified Financials)	89,992
1,033	Gurit Holding AG (Materials)	488,198
1,287	Helvetia Holding AG (Registered) (Insurance)	359,519
4,619	Huber & Suhner AG (Registered) (Capital Goods)	166,839
2,999	Inficon Holding AG (Registered) (Technology Hardware & Equipment)	308,660
7,066	Kardex AG (Registered) (Capital Goods)*	208,490
774	Komax Holding AG (Registered) (Capital Goods)	43,938
7,233	Partners Group Holding AG (Diversified Financials)	761,952
151	Phoenix Mecano AG (Technology Hardware & Equipment)	45,641
10,446	PSP Swiss Property AG (Registered) (Real Estate)*	555,341
2,684	Rieter Holding AG (Registered) (Automobiles & Components)*	501,810
7,198	Sulzer AG (Registered) (Capital Goods)	475,005
3,203	Swissquote Group Holding SA (Registered) (Diversified Financials)	168,708
13,342	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	573,575

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
644	Valora Holding AG (Registered) (Retailing)	$131,238

		7,492,326

United Kingdom — 19.9%
113,800	Acergy SA (Energy)	1,216,047
299,339	Anite PLC (Software & Services)	133,621
208,580	Ashmore Group PLC (Diversified Financials)	733,792
45,776	ASOS PLC (Retailing)*	265,511
33,141	Avocet Mining PLC (Materials)*	42,771
144,338	Barratt Developments PLC (Consumer Durables & Apparel)*	478,670
481,516	BBA Aviation PLC (Transportation)	1,088,836
351,700	Bodycote plc (Capital Goods)	838,965
172,019	Brit Insurance Holdings PLC (Insurance)	600,062
171,180	Brixton PLC (REIT)	134,464
275,333	Cape PLC (Commercial & Professional Services)*	997,206
147,914	Central African Mining & Exploration Co. PLC (Materials)	35,851
82,294	Close Brothers Group PLC (Diversified Financials)	950,024
77,061	Computacenter PLC (Software & Services)	283,534
82,199	Dairy Crest Group PLC (Food, Beverage & Tobacco)	451,717
260,269	Davis Service Group PLC (Commercial & Professional Services)	1,464,039
10,081	De La Rue PLC (Commercial & Professional Services)	140,218
47,239	Delta PLC (Materials)	98,656
22,893	Derwent London PLC (REIT)	369,094
214,125	Devro PLC (Food, Beverage & Tobacco)	367,508
1,016,647	Dimension Data Holdings PLC (Software & Services)	1,023,307
321,951	Domino’s Pizza UK & IRL PLC (Consumer Services)	1,288,323
550,664	DS Smith PLC (Materials)	692,204
56,560	Dunelm Group PLC (Retailing)	264,213
433,257	eaga PLC (Consumer Durables & Apparel)	899,834
247,254	Elementis PLC (Materials)	129,982
349,489	F&C Asset Management PLC (Diversified Financials)	427,958
3,466	Fidessa Group PLC (Software & Services)	69,921
245,972	Filtrona PLC (Materials)	530,982
51,101	Galiform PLC (Retailing)*	47,779
110,283	Galliford Try PLC (Capital Goods)	101,639
229,596	Game Group PLC (Retailing)	563,513
34,268	Great Portland Estates PLC (REIT)	133,097
207,825	Halfords Group PLC (Retailing)	1,209,612
15,385	Hamworthy PLC (Capital Goods)	76,346

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom - (continued)
405,368	Hays PLC (Commercial & Professional Services)	$645,253
24,766	Headlam Group PLC (Retailing)	106,792
294,073	HMV Group PLC (Retailing)	535,500
111,051	Hogg Robinson Group PLC (Commercial & Professional Services)	41,701
36,501	Hunting PLC (Energy)	253,979
242,850	IMI PLC (Capital Goods)	1,379,838
482,827	Inchcape PLC (Retailing)	221,833
37,963	Interserve PLC (Capital Goods)	124,388
145,583	ITE Group PLC (Commercial & Professional Services)	234,106
7,539	John Wood Group PLC (Energy)	33,593
341,132	Laird PLC (Technology Hardware & Equipment)	993,211
21,827	Luminar Group Holdings PLC (Consumer Services)	54,657
36,056	Marshalls PLC (Materials)	58,903
375,831	Marston’s PLC (Consumer Services)	582,509
217,682	McBride PLC (Household & Personal Products)	531,695
21,915	Meggitt PLC (Capital Goods)	66,147
59,086	Mitie Group PLC (Commercial & Professional Services)	233,984
14,247	Mondi PLC (Materials)	63,083
171,904	Moneysupermarket.com Group PLC (Software & Services)	207,745
51,145	Morgan Crucible Co. PLC (Capital Goods)	110,042
105,784	Mothercare PLC (Retailing)	936,610
22,119	N Brown Group PLC (Retailing)	85,640
64,024	Pace PLC (Consumer Durables & Apparel)	230,749
26,805	Paragon Group of Cos. PLC (Banks)	46,691
491,410	Pendragon PLC (Retailing)	322,786
184,073	Petrofac Ltd. (Energy)	2,305,186
93,405	Premier Foods PLC (Food, Beverage & Tobacco)*	60,306
60,100	QinetiQ Group PLC (Capital Goods)	135,596
123,864	Redrow PLC (Consumer Durables & Apparel)*	396,347
54,306	Renishaw PLC (Technology Hardware & Equipment)	367,768
41,380	Rightmove PLC (Media)	288,635
15,469	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	105,379
11,155	Salamander Energy PLC (Energy)*	37,196
57,715	Scott Wilson Group PLC (Commercial & Professional Services)	60,687
48,619	SDL PLC (Software & Services)*	290,485
216,243	Senior PLC (Capital Goods)	145,525
53,005	Severfield-Rowen PLC (Capital Goods)	156,088
26,967	Shaftesbury PLC (REIT)	149,079
64,989	Southern Cross Healthcare Ltd. (Health Care Equipment & Services)*	146,455

Shares	Description	Value
Common Stocks — (continued)
United Kingdom - (continued)
261,475	Sports Direct International PLC (Retailing)	$384,625
239,156	Sthree PLC (Commercial & Professional Services)	853,678
15,600	Stolt-Nielsen SA (Transportation)	205,212
19,558	Synergy Health PLC (Health Care Equipment & Services)	160,942
166,105	Tate & Lyle PLC (Food, Beverage & Tobacco)	1,018,750
810,846	Taylor Wimpey PLC (Consumer Durables & Apparel)*	527,802
124,411	The Weir Group PLC (Capital Goods)	1,136,150
138,969	TT electronics PLC (Technology Hardware & Equipment)	95,143
280,070	Tullett Prebon PLC (Diversified Financials)	1,663,519
51,980	United Business Media Ltd. (Media)	368,554
85,784	Wolfson Microelectronics PLC (Semiconductors & Semiconductor Equipment)*	180,876
18,235	WS Atkins PLC (Commercial & Professional Services)	193,898
19,246	WSP Group PLC (Capital Goods)	88,081
47,573	Xchanging PLC (Software & Services)	152,661

		37,925,354

TOTAL COMMON STOCKS		$186,261,426

Closed-End Funds — 0.1%
Guernsey — 0.0%
37,630	HSBC Infrastructure Co. Ltd. (Diversified Financials)	$67,920

Jersey — 0.1%
81,144	3i Infrastructure PLC (Diversified Financials)	129,127

TOTAL CLOSED-END FUNDS		$197,047

		Expiration
Units	Description	Month	Value
Rights* — 0.1%
Australia — 0.0%
135,430	Hastings Diversified Utilities Fund (Utilities)	08/09	$—

Singapore — 0.1%
2,076,000	Frasers Commercial Trust (Real Estate)	08/09	137,634

United Kingdom — 0.0%
7,275	Luminar Group Holdings PLC (Consumer Services)	08/09	6,672

TOTAL RIGHTS			$144,306

Warrant* — 0.0%
France — 0.0%
13,992	Carbone Lorraine SA (Capital Goods)	11/12	$—

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Rate	Value
Investment Company(b) — 1.9%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,575,154	0.226%	$3,575,154

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$190,177,933

Securities Lending Reinvestment Vehicle(b)(c) — 1.1%
Boston Global Investment Trust — Enhanced Portfolio II
2,139,229	0.405%	$2,132,811

TOTAL INVESTMENTS — 100.7%		$192,310,744

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,358,808)

NET ASSETS — 100.0%		$190,951,936

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(c) Represents an affiliated issuer.

Investment Abbreviations:

IRL	— Ireland
REIT	— Real Estate Investment Trust
UK	— United Kingdom

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Dow Jones EURO STOXX 50 Index	41	September 2009	$1,540,407	$175,399
FTSE 100 Index	10	September 2009	764,398	68,139
SGX MSCI Singapore Index	1	August 2009	44,054	1,362
SPI 200 Index	3	September 2009	263,889	29,184
TSE TOPIX Index	13	September 2009	1,312,708	121,199

TOTAL				$395,283

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$174,151,457

Gross unrealized gain	23,594,691
Gross unrealized loss	(5,435,404)

Net unrealized security gain	$18,159,287

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments
July 31, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The following is a summary of the Funds’ investments categorized in the fair value hierarchy:
Structured International Equity Flex

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$756,565	$75,606,001	$—
Short-term Investments	—	137,210	—
Derivatives	159,088	47,403	—

Total	$915,653	$75,790,614	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Structured Emerging Markets Equity

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$50,922,979	$183,878,158	$—
Short-term Investments	1,746,605	102,324	—

Total	$52,669,584	$183,980,482	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Structured International Equity

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$97,602,240	$2,289,749,839	$—
Short-term Investments	—	60,242,007	—
Derivatives	5,127,352	—	—

Total	$102,729,592	$2,349,991,846	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Structured International Small Cap

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$—	$186,602,779	$—
Short-term Investments	3,575,154	2,132,811	—
Derivatives	395,283	—	—

Total	$3,970,437	$188,735,590	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. On July 31, 2009, the Funds adopted Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which requires enhanced disclosures about the Funds’ derivatives and hedging activities. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded.

Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires. The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     Total Return Swap Transactions—The use of total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Structured International Equity Flex Fund’s transactions in total return swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities.
     Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default, by, or bankruptcy of a swap counterparty. Total return swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     The prices of total return swaps can be volatile, and a variance in the degree of volatility or in the direction of securities prices from the investment adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a total return swap and a security’s position may be impossible to achieve. As a result, the investment adviser’s use of total return swaps may not be effective in fulfilling the investment adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.
     Total return swaps are valued based on the market value of the underlying long and short positions in the swap, valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees, the value of corporate actions, and dividend accruals comprises the total market value of the total return swap position. Total return swaps are reset monthly with change in market value reflected as realized gain or loss. The Fund must also set aside liquid assets, or engage in other appropriate measures to cover their obligations for short positions held within the total return swap.

On July 31, 2009, the Funds adopted Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which requires enhanced disclosures about the Structured International Equity Flex Fund’s derivatives and hedging activities. The following table sets forth the gross value of the Fund’s derivative contracts by certain risk types as of July 31, 2009. The values in the table below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Structured International Equity Flex

		As of July 31, 2009
Derivative
contracts for			Derivative
trading activities	Derivative Assets	Number of Contracts	Liabilities	Number of Contracts

Equity	$206,491	48	$—	—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized gain (loss) on foreign currency related transactions. The effect of changes in foreign currency exchange rates on fixed income securities held during the period are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net change in unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent and the collateral not be sufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2009

* Print the name and title of each signing officer under his or her signature.